Hartford Core Bond ETF

  Schedule of Investments

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 17.2%
	Asset-Backed - Automobile - 0.0%
$ 7,085	Santander Drive Auto Receivables Trust 2.07%, 01/17/2023	$7,132

	Asset-Backed - Finance & Insurance - 3.8%
108,444	American Credit Acceptance Receivables Trust 0.62%, 10/13/2023(1)	108,486
246,409	Carlyle Global Market Strategies CLO Ltd. 1.33%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	243,338
412,618	Carlyle U.S. CLO Ltd. 1.52%, 04/20/2031, 3 mo. USD LIBOR + 1.300%(1)(2)	408,659
270,000	Carlyle Vantage CLO Corp. 1.24%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	264,502
300,000	CIFC Funding Ltd. 1.93%, 08/24/2032, 3 mo. USD LIBOR + 1.650%(1)(2)	300,757
270,000	Dryden 55 CLO Ltd. 1.26%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	266,289
410,000	Dryden 86 CLO Ltd. 1.88%, 07/17/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	410,675
112,000	Ellington Financial Mortgage Trust 1.18%, 10/25/2065(1)(3)	111,996
270,000	KKR CLO Ltd. 1.24%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	265,289
270,000	Madison Park Funding Ltd. 1.50%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	267,522
250,000	Magnetite Ltd. 1.32%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	247,149
330,000	New Residential Mortgage Loan Trust 1.43%, 08/15/2053(1)	330,314
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	305,509
270,000	Octagon Investment Partners Ltd. 1.57%, 10/15/2032, 3 mo. USD LIBOR + 1.330%(1)(2)	267,775
250,000	Palmer Square CLO Ltd. 1.90%, 07/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,512
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	100,164
150,000	SCF Equipment Leasing 1.19%, 10/20/2027(1)	151,185
265,000	Sound Point CLO XII Ltd. 1.51%, 10/20/2028, 3 mo. USD LIBOR + 1.290%(1)(2)	263,629
105,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	105,077
100,000	Wingstop Funding LLC 2.84%, 12/05/2050(1)	100,010

		4,768,837

	Commercial Mortgage-Backed Securities - 4.5%
	Wells Fargo N.A.
990,960	0.96%, 02/15/2052(3)(4)	62,001
145,000	4.41%, 11/15/2061(3)	172,079
619,888	Benchmark Mortgage Trust 1.79%, 07/15/2053(3)(4)	76,106
	BX Commercial Mortgage Trust
354,675	0.95%, 12/15/2036, 1 mo. USD LIBOR + 0.800%(1)(2)	353,806
227,831	1.07%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	227,689
100,000	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	106,412
	Commercial Mortgage Trust
35,000	3.18%, 02/10/2048	37,783
150,000	3.31%, 03/10/2048	162,986
210,000	3.61%, 08/10/2049(1)(3)	223,266
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	34,610

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 100,000	CSMC Trust 2.26%, 08/15/2037(1)	$102,653
469,893	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(4)	52,530
50,000	Deutsche Bank Commercial Mortgage Trust 3.04%, 05/10/2049	53,030
	FREMF Mortgage Trust
225,000	3.94%, 06/25/2049(1)(3)	247,494
315,000	4.16%, 08/25/2047(1)(3)	346,892
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	413,884
	JPMBB Commercial Mortgage Securities Trust
150,000	2.95%, 06/15/2049	157,972
99,999	3.56%, 12/15/2048	106,530
150,000	3.24%, 10/15/2050	163,872
635,000	3.58%, 03/15/2049	706,798
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	2.92%, 02/15/2046	103,764
210,000	3.53%, 12/15/2047	229,018
150,000	One Market Plaza Trust 3.61%, 02/10/2032(1)	155,632
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	51,311
100,000	VNDO Mortgage Trust 3.00%, 11/15/2030(1)	102,938
	Wells Fargo Commercial Mortgage Trust
40,000	3.15%, 05/15/2048	43,062
100,000	3.52%, 12/15/2048	106,109
420,000	3.64%, 03/15/2050	473,068
235,000	3.81%, 12/15/2048	262,149
4,043,262	Wells Fargo N.A. 0.65%, 11/15/2062(3)(4)	206,298
88,778	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	90,664

		5,632,406

	Other Asset-Backed Securities - 4.5%
	Affirm Asset Securitization Trust
190,000	1.90%, 01/15/2025(1)	189,994
83,495	3.46%, 10/15/2024(1)	84,024
178,449	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	180,233
	Bayview Opportunity Master Fund Trust
137,577	3.50%, 06/28/2057(1)(3)	142,123
205,454	4.00%, 10/28/2064(1)(3)	213,464
57,294	Consumer Loan Underlying Bond CLUB Credit Trust 2.26%, 03/15/2028(1)	57,753
200,000	Hawaii Hotel Trust 1.30%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	193,237
80,000	InSite Issuer LLC 1.50%, 09/15/2050(1)	79,873
51,086	Marlette Funding Trust 2.39%, 12/17/2029(1)	51,545
	Mill City Mortgage Loan Trust
170,588	3.25%, 10/25/2069(1)(3)	179,494
123,042	3.50%, 05/25/2058(1)(3)	127,984
208,125	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(1)(5)	208,646
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	60,203
	Towd Point Mortgage Trust
210,000	1.75%, 10/25/2060(1)	213,979
94,256	2.75%, 08/25/2055(1)(3)	96,522
417,277	2.75%, 10/25/2056(1)(3)	427,694
409,607	2.75%, 06/25/2057(1)(3)	423,707
348,889	2.75%, 07/25/2057(1)(3)	358,984

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 393,352	2.75%, 10/25/2057(1)(3)	$406,036
89,178	3.25%, 03/25/2058(1)(3)	93,268
361,834	3.75%, 03/25/2058(1)(3)	387,526
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	233,540
	Vericrest Opportunity Loan Trust
279,709	2.98%, 02/25/2050(1)(5)	279,920
281,277	2.98%, 03/25/2050(1)(5)	281,165
184,404	3.97%, 04/25/2050(1)(5)	185,780
128,143	Verus Securitization Trust 1.50%, 05/25/2065(1)(5)	128,601
127,235	VOLT LXXX LLC 3.23%, 10/25/2049(1)(5)	127,327
237,406	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(5)	237,859

		5,650,481

	Whole Loan Collateral CMO - 4.4%
	Angel Oak Mortgage Trust
137,227	1.47%, 06/25/2065(1)(3)	137,654
202,999	1.69%, 04/25/2065(1)(3)	203,987
	Angel Oak Mortgage Trust LLC
143,838	3.65%, 09/25/2048(1)(3)	146,541
45,405	3.67%, 07/27/2048(1)(3)	45,967
	Arroyo Mortgage Trust
79,785	3.76%, 04/25/2048(1)(3)	80,655
83,009	3.81%, 01/25/2049(1)(3)	85,579
1,284,794	Banc of America Commercial Mortgage Trust 1.79%, 03/15/2063(3)(4)	188,957
	Bunker Hill Loan Depositary Trust
84,322	2.88%, 07/25/2049(1)(5)	86,206
213,712	1.72%, 02/25/2055(1)(3)	215,329
81,554	3.61%, 10/26/2048(1)(5)	84,578
	COLT Mortgage Loan Trust
94,255	1.26%, 09/25/2065(1)(3)	94,249
275,000	1.33%, 10/26/2065(1)	274,997
378,038	1.39%, 01/25/2065(1)(3)	377,926
229,886	1.51%, 04/27/2065(1)(3)	230,979
66,963	3.34%, 05/25/2049(1)(3)	67,486
	CSMC Trust
380,000	1.21%, 05/25/2065(1)(5)	379,988
315,000	2.00%, 01/25/2060(1)	323,968
	Deephaven Residential Mortgage Trust
213,454	1.69%, 05/25/2065(1)	214,526
55,555	2.96%, 07/25/2059(1)(3)	56,147
51,465	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(3)	51,907
	GCAT Trust
96,098	1.56%, 04/25/2065(1)(5)	96,049
84,979	2.25%, 01/25/2060(1)(5)	86,610
	MetLife Securitization Trust
82,717	3.75%, 03/25/2057(1)(3)	88,720
110,906	3.75%, 04/25/2058(1)(3)	118,676
	New Residential Mortgage Loan Trust
93,054	1.65%, 05/24/2060(1)(3)	93,481
223,970	3.50%, 12/25/2057(1)(3)	236,192
79,158	3.60%, 04/25/2049(1)(3)	80,053
31,283	3.75%, 03/25/2056(1)(3)	33,495
85,391	3.75%, 11/25/2058(1)(3)	91,067
359,383	4.00%, 03/25/2057(1)(3)	387,114
368,324	4.00%, 12/25/2057(1)(3)	397,177
224,471	Preston Ridge Partners Mortgage Trust LLC 2.86%, 09/25/2025(1)(5)	224,514
35,378	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	36,839

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 94,135	Starwood Mortgage Residential Trust 1.49%, 04/25/2065(1)(3)	$94,376
161,000	Verus Securitization Trust 1.22%, 05/25/2065(1)(5)	160,983

		5,572,972

	Total Asset & Commercial Mortgage-Backed Securities (cost $21,590,143)	$21,631,828

Corporate Bonds - 32.7%
	Aerospace/Defense - 0.7%
151,000	Boeing Co. 5.04%, 05/01/2027	165,926
55,000	General Dynamics Corp. 4.25%, 04/01/2040	69,878
	L3Harris Technologies, Inc.
72,000	3.85%, 06/15/2023	77,748
25,000	4.40%, 06/15/2028	29,524
112,000	Lockheed Martin Corp. 3.80%, 03/01/2045	133,661
135,000	Northrop Grumman Corp. 5.15%, 05/01/2040	180,933
137,000	United Technologies Corp. 4.45%, 11/16/2038	167,675

		825,345

	Agriculture - 0.9%
	Altria Group, Inc.
5,000	2.35%, 05/06/2025	5,273
144,000	3.88%, 09/16/2046	145,771
145,000	5.80%, 02/14/2039	184,633
112,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	128,666
90,000	BAT Capital Corp. 2.26%, 03/25/2028	89,732
95,000	BAT International Finance plc 1.67%, 03/25/2026	95,347
137,000	Philip Morris International, Inc. 2.10%, 05/01/2030	139,934
269,000	Reynolds American, Inc. 4.85%, 09/15/2023	300,790

		1,090,146

	Auto Manufacturers - 0.1%
112,000	General Motors Co. 6.13%, 10/01/2025	131,077

	Beverages - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
412,000	3.75%, 07/15/2042	441,525
31,000	4.35%, 06/01/2040	36,508
189,000	Constellation Brands, Inc. 3.60%, 02/15/2028	212,826
5,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	5,577
	PepsiCo, Inc.
314,000	1.63%, 05/01/2030	320,086
5,000	2.63%, 03/19/2027	5,477
14,000	3.63%, 03/19/2050	16,924

		1,038,923

	Biotechnology - 0.8%
	Amgen, Inc.
62,000	1.90%, 02/21/2025	64,375
67,000	2.20%, 02/21/2027	70,386
181,000	2.30%, 02/25/2031	187,761
142,000	2.45%, 02/21/2030	149,672
	Gilead Sciences, Inc.
225,000	1.65%, 10/01/2030	221,742

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,000	3.65%, 03/01/2026	$5,645
	Royalty Pharma plc
15,000	1.75%, 09/02/2027(1)	14,879
115,000	2.20%, 09/02/2030(1)	113,188
65,000	3.30%, 09/02/2040(1)	63,948
90,000	3.55%, 09/02/2050(1)	86,153

		977,749

	Chemicals - 0.8%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,183
15,000	1.85%, 05/15/2027	15,672
	Dow Chemical Co.
125,000	3.60%, 11/15/2050	127,268
5,000	4.80%, 05/15/2049	6,081
254,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	279,332
	LYB International Finance LLC
45,000	1.25%, 10/01/2025	45,114
70,000	3.80%, 10/01/2060	66,797
	Sherwin-Williams Co.
187,000	2.30%, 05/15/2030	194,379
67,000	2.95%, 08/15/2029	73,368
5,000	3.30%, 05/15/2050	5,321
5,000	4.50%, 06/01/2047	6,264
200,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	216,829

		1,041,608

	Commercial Banks - 6.3%
	Bank of America Corp.
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(6)	431,397
432,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	456,257
485,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(6)	508,440
161,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	185,831
258,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	314,700
	Bank of New York Mellon Corp.
110,000	1.95%, 08/23/2022	113,282
144,000	2.10%, 10/24/2024	151,570
200,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	206,817
611,000	Citigroup, Inc. 3.20%, 10/21/2026	671,978
117,000	Fifth Third Bancorp 2.38%, 01/28/2025	123,460
	Goldman Sachs Group, Inc.
236,000	2.60%, 02/07/2030	249,180
140,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(6)	151,989
67,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	78,277
200,000	HSBC Holdings plc 3.60%, 05/25/2023	214,884
	JP Morgan Chase & Co.
1,208,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	1,270,225
130,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	139,189
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	93,143

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 108,000	KeyCorp. 2.55%, 10/01/2029	$114,929
	Morgan Stanley
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	337,849
355,000	3.88%, 01/27/2026	403,503
36,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	42,979
76,000	PNC Financial Services Group, Inc. 2.55%, 01/22/2030	81,792
134,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	140,685
177,000	State Street Corp. 2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(6)	187,390
250,000	Truist Bank 2.25%, 03/11/2030	257,103
	Wells Fargo & Co.
903,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(6)	952,499
36,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(6)	48,704

		7,928,052

	Commercial Services - 0.6%
	Equifax, Inc.
112,000	2.60%, 12/15/2025	120,181
5,000	3.10%, 05/15/2030	5,404
112,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	164,061
	Global Payments, Inc.
67,000	2.90%, 05/15/2030	71,230
162,000	3.20%, 08/15/2029	175,321
	Howard University, (AGM Insured)
100,000	2.90%, 10/01/2031	101,992
70,000	3.48%, 10/01/2041	68,673

		706,862

	Construction Materials - 0.2%
	Carrier Global Corp.
134,000	2.24%, 02/15/2025(1)	139,746
50,000	2.70%, 02/15/2031(1)	52,421

		192,167

	Diversified Financial Services - 0.4%
234,000	American Express Co. 3.63%, 12/05/2024	258,115
229,000	BlackRock, Inc. 1.90%, 01/28/2031	235,392
5,000	Mastercard, Inc. 3.35%, 03/26/2030	5,801

		499,308

	Electric - 3.7%
42,000	Alabama Power Co. 4.15%, 08/15/2044	50,583
77,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	86,507
62,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	65,505
77,000	Commonwealth Edison Co. 2.55%, 06/15/2026	83,525
	Dominion Energy, Inc.
278,000	2.85%, 08/15/2026	303,932
122,000	5.95%, 06/15/2035	162,468
360,000	Duke Energy Corp. 2.65%, 09/01/2026	387,219

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	$175,829
55,000	Evergy Metro, Inc. 2.25%, 06/01/2030	58,005
139,000	Evergy, Inc. 2.90%, 09/15/2029	147,910
25,000	Exelon Corp. 4.70%, 04/15/2050	31,895
	FirstEnergy Corp.
5,000	1.60%, 01/15/2026	4,869
107,000	2.25%, 09/01/2030	101,007
30,000	2.65%, 03/01/2030	29,226
	Georgia Power Co.
149,000	2.10%, 07/30/2023	155,640
36,000	4.30%, 03/15/2042	42,911
137,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	146,772
249,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	257,976
234,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	273,026
112,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	121,915
295,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	278,911
320,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	311,293
	Puget Energy, Inc.
139,000	3.65%, 05/15/2025	154,488
102,000	4.10%, 06/15/2030(1)	114,002
62,000	Sempra Energy 4.00%, 02/01/2048	70,001
349,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	378,234
	Southern California Edison Co.
67,000	2.25%, 06/01/2030	67,625
72,000	2.85%, 08/01/2029	75,606
76,000	3.65%, 02/01/2050	79,351
67,000	4.00%, 04/01/2047	72,268
	Southern Co.
4,000	3.25%, 07/01/2026	4,458
252,000	3.70%, 04/30/2030	286,003
117,000	Xcel Energy, Inc. 2.60%, 12/01/2029	125,067

		4,704,027

	Electronics - 0.2%
249,000	Honeywell International, Inc. 1.95%, 06/01/2030	259,532

	Environmental Control - 0.1%
120,000	Republic Services, Inc. 1.45%, 02/15/2031	117,035

	Food - 0.4%
	Conagra Brands, Inc.
105,000	1.38%, 11/01/2027	104,122
132,000	4.85%, 11/01/2028	161,968
132,000	General Mills, Inc. 2.88%, 04/15/2030	143,042
125,000	Mondelez International, Inc. 1.50%, 02/04/2031	121,425

		530,557

	Gas - 0.3%
62,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	65,799

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	NiSource, Inc.
$ 212,000	3.49%, 05/15/2027	$234,546
77,000	3.60%, 05/01/2030	87,463
47,000	Sempra Energy 3.40%, 02/01/2028	51,189

		438,997

	Healthcare-Products - 0.8%
112,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	132,685
67,000	Becton Dickinson and Co. 3.36%, 06/06/2024	72,225
	Boston Scientific Corp.
67,000	1.90%, 06/01/2025	69,715
289,000	3.75%, 03/01/2026	327,705
112,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	124,269
249,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	270,899

		997,498

	Healthcare-Services - 0.7%
	Anthem, Inc.
25,000	2.25%, 05/15/2030	25,691
152,000	2.88%, 09/15/2029	163,680
90,000	3.50%, 08/15/2024	98,286
11,000	4.38%, 12/01/2047	13,610
117,000	CommonSpirit Health 2.76%, 10/01/2024	122,607
112,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	119,953
	UnitedHealth Group, Inc.
10,000	2.00%, 05/15/2030	10,406
216,000	2.38%, 08/15/2024	229,808
117,000	4.75%, 07/15/2045	158,691

		942,732

	Household Products - 0.1%
112,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	121,771

	Insurance - 1.0%
366,000	American International Group, Inc. 2.50%, 06/30/2025	392,378
137,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	171,761
	Marsh & McLennan Cos., Inc.
216,000	3.88%, 03/15/2024	238,252
45,000	4.75%, 03/15/2039	59,254
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	5,577
117,000	Progressive Corp. 3.20%, 03/26/2030	133,417
234,000	Willis North America, Inc. 2.95%, 09/15/2029	254,798

		1,255,437

	Internet - 1.2%
265,000	Alphabet, Inc. 2.05%, 08/15/2050	238,963
	Amazon.com, Inc.
511,000	1.50%, 06/03/2030	516,922
216,000	3.15%, 08/22/2027	244,866
455,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(1)	460,621

		1,461,372

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Iron/Steel - 0.2%
$ 190,000	Vale Overseas Ltd. 3.75%, 07/08/2030	$200,068

	IT Services - 0.8%
	Apple, Inc.
211,000	1.13%, 05/11/2025	214,999
371,000	2.20%, 09/11/2029	396,405
200,000	International Business Machines Corp. 1.95%, 05/15/2030	203,146
117,000	Leidos, Inc. 3.63%, 05/15/2025(1)	129,498

		944,048

	Machinery - Construction & Mining - 0.1%
132,000	Caterpillar, Inc. 2.60%, 04/09/2030	143,066

	Machinery-Diversified - 0.1%
	John Deere Capital Corp.
31,000	1.20%, 04/06/2023	31,581
144,000	2.60%, 03/07/2024	153,676

		185,257

	Media - 2.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital
37,000	2.80%, 04/01/2031	38,244
652,000	4.20%, 03/15/2028	736,679
108,000	5.13%, 07/01/2049	126,261
	Comcast Corp.
486,000	3.20%, 07/15/2036	541,817
5,000	3.40%, 07/15/2046	5,514
115,000	3.75%, 04/01/2040	133,856
62,000	4.70%, 10/15/2048	82,731
5,000	4.75%, 03/01/2044	6,577
5,000	4.95%, 10/15/2058	7,216
117,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	138,182
	Discovery Communications LLC
155,000	4.65%, 05/15/2050	174,690
62,000	5.30%, 05/15/2049	74,560
	ViacomCBS, Inc.
5,000	4.20%, 05/19/2032	5,753
62,000	4.38%, 03/15/2043	67,076
371,000	4.95%, 01/15/2031	450,627
184,000	Walt Disney Co. 2.65%, 01/13/2031	197,834

		2,787,617

	Miscellaneous Manufacturing - 0.1%
5,000	3M Co. 3.05%, 04/15/2030	5,640
132,000	General Electric Co. 3.63%, 05/01/2030	139,397
5,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	6,365

		151,402

	Oil & Gas - 0.4%
36,000	BP Capital Markets America, Inc. 3.63%, 04/06/2030	40,535
	Equinor ASA
102,000	3.63%, 04/06/2040	115,154
36,000	3.70%, 04/06/2050	40,036
	Exxon Mobil Corp.
132,000	4.23%, 03/19/2040	158,254
2,000	4.33%, 03/19/2050	2,414
51,000	Hess Corp. 7.30%, 08/15/2031	62,176

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 50,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	$55,320
85,000	Valero Energy Corp. 2.15%, 09/15/2027	81,183

		555,072

	Pharmaceuticals - 2.1%
	AbbVie, Inc.
514,000	3.20%, 11/21/2029(1)	562,379
149,000	4.25%, 11/21/2049(1)	174,018
5,000	4.55%, 03/15/2035(1)	6,065
52,000	Becton Dickinson and Co. 2.82%, 05/20/2030	55,576
87,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029	100,740
	CVS Health Corp.
37,000	4.13%, 04/01/2040	41,994
204,000	5.13%, 07/20/2045	258,210
214,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	239,863
	Johnson & Johnson
134,000	2.45%, 03/01/2026	145,412
62,000	3.55%, 03/01/2036	74,093
	Novartis Capital Corp.
134,000	2.00%, 02/14/2027	140,853
127,000	2.20%, 08/14/2030	134,987
	Pfizer, Inc.
182,000	1.70%, 05/28/2030	186,402
62,000	2.63%, 04/01/2030	68,200
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	104,904
62,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	65,745
200,000	Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	201,300
	Upjohn, Inc.
30,000	1.65%, 06/22/2025(1)	30,632
50,000	2.30%, 06/22/2027(1)	51,719

		2,643,092

	Pipelines - 0.9%
81,000	Energy Transfer Operating L.P. 3.75%, 05/15/2030	79,480
183,000	Enterprise Products Operating LLC 4.80%, 02/01/2049	212,024
	MPLX L.P.
114,000	4.13%, 03/01/2027	124,803
50,000	4.70%, 04/15/2048	49,525
62,000	5.20%, 12/01/2047	64,239
152,000	ONEOK, Inc. 4.00%, 07/13/2027	157,107
42,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(1)	46,986
192,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	180,433
67,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	68,951
	TransCanada PipeLines Ltd.
108,000	4.10%, 04/15/2030	122,425
57,000	4.75%, 05/15/2038	67,060

		1,173,033

	Real Estate Investment Trusts - 0.1%
	American Tower Corp.
57,000	2.10%, 06/15/2030	57,255
67,000	2.40%, 03/15/2025	70,898

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	$5,404
5,000	Equinix, Inc. 1.80%, 07/15/2027	5,078
40,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	41,974

		180,609

	Retail - 1.0%
	Alimentation Couche-Tard, Inc.
15,000	2.95%, 01/25/2030(1)	15,981
5,000	3.80%, 01/25/2050(1)	5,428
72,000	AutoZone, Inc. 3.63%, 04/15/2025	79,963
249,000	Costco Wholesale Corp. 1.60%, 04/20/2030	251,531
	Home Depot, Inc.
150,000	3.30%, 04/15/2040	170,572
62,000	3.50%, 09/15/2056	71,830
	Lowe’s Cos., Inc.
285,000	1.70%, 10/15/2030	283,729
62,000	3.70%, 04/15/2046	70,410
	McDonald’s Corp.
31,000	3.35%, 04/01/2023	33,006
137,000	3.63%, 09/01/2049	152,614
36,000	3.70%, 02/15/2042	40,666
112,000	Starbucks Corp. 3.80%, 08/15/2025	126,921

		1,302,651

	Savings & Loans - 0.1%
62,000	State Street Corp. 2.90%, 03/30/2026	67,279

	Semiconductors - 1.4%
16,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	17,662
	Broadcom, Inc.
8,000	4.25%, 04/15/2026	8,993
523,000	5.00%, 04/15/2030	615,200
	Intel Corp.
289,000	2.45%, 11/15/2029	312,034
134,000	3.25%, 11/15/2049	147,757
132,000	Microchip Technology, Inc. 2.67%, 09/01/2023(1)	136,973
120,000	NVIDIA Corp. 3.50%, 04/01/2040	139,065
44,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	49,293
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
62,000	3.15%, 05/01/2027(1)	67,119
179,000	4.30%, 06/18/2029(1)	207,603

		1,701,699

	Software - 1.2%
	Fidelity National Information Services, Inc.
67,000	3.00%, 08/15/2026	74,093
93,000	3.75%, 05/21/2029	107,167
	Fiserv, Inc.
393,000	2.25%, 06/01/2027	412,874
32,000	3.20%, 07/01/2026	35,430
	Microsoft Corp.
72,000	2.53%, 06/01/2050	73,380
172,000	3.50%, 11/15/2042	208,204
	Oracle Corp.
320,000	3.60%, 04/01/2040	356,951
67,000	3.80%, 11/15/2037	77,402

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 112,000	salesforce.com, Inc. 3.25%, 04/11/2023	$119,625

		1,465,126

	Telecommunications - 1.4%
	AT&T, Inc.
270,000	3.50%, 02/01/2061	251,174
29,000	3.55%, 09/15/2055(1)	27,471
14,000	3.65%, 09/15/2059(1)	13,350
10,000	4.35%, 06/15/2045	11,084
77,000	4.50%, 03/09/2048	86,183
	T-Mobile USA, Inc.
195,000	1.50%, 02/15/2026(1)	195,741
55,000	2.05%, 02/15/2028(1)	55,825
210,000	3.00%, 02/15/2041(1)	203,671
60,000	3.30%, 02/15/2051(1)	57,806
134,000	3.50%, 04/15/2025(1)	146,812
149,000	3.88%, 04/15/2030(1)	167,381
127,000	4.50%, 04/15/2050(1)	147,680
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	6,024
211,000	4.13%, 08/15/2046	255,248
117,000	Vodafone Group plc 4.38%, 02/19/2043	137,944

		1,763,394

	Transportation - 0.3%
	FedEx Corp.
5,000	3.30%, 03/15/2027	5,544
77,000	3.80%, 05/15/2025	86,629
167,000	4.25%, 05/15/2030	200,543
5,000	Norfolk Southern Corp. 3.40%, 11/01/2049	5,502
112,000	Union Pacific Corp. 4.10%, 09/15/2067	129,216

		427,434

	Water - 0.2%
	American Water Capital Corp.
141,000	2.80%, 05/01/2030	153,719
36,000	3.75%, 09/01/2028	41,777

		195,496

	Total Corporate Bonds (cost $40,642,476)	$41,146,538

Foreign Government Obligations - 0.2%
	Mexico - 0.2%
200,000	Mexico Government International Bond 4.75%, 04/27/2032	228,800

	Peru - 0.0%
51,000	Peruvian Government International Bond 2.39%, 01/23/2026	53,601

	Total Foreign Government Obligations (cost $272,523)	$282,401

Municipal Bonds - 0.8%
	Development - 0.1%
50,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	55,026

	General - 0.3%
	County of Riverside, CA
55,000	2.96%, 02/15/2027	58,945
55,000	3.07%, 02/15/2028	59,033
65,000	Dist of Columbia Rev 3.43%, 04/01/2042	64,913

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 230,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	$232,401

		415,292

	General Obligation - 0.1%
60,000	California State, GO Taxable 7.30%, 10/01/2039	96,965

	Higher Education - 0.0%
	Marshall University, WV , (AGM Insured)
10,000	2.91%, 05/01/2026	10,578
10,000	3.63%, 05/01/2034	10,725

		21,303

	Transportation - 0.3%
40,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	42,398
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,872
40,000	5.18%, 11/15/2049	40,744
55,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	58,503
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	207,325

		364,842

	Total Municipal Bonds (cost $931,192)	$953,428

U.S. Government Agencies - 33.5%
	Mortgage-Backed Agencies - 33.5%
	FHLMC - 0.6%
$ 1,414,663	1.12%, 06/25/2030(3)(4)	$130,189
32,128	1.13%, 12/15/2027	32,441
99,906	1.13%, 01/25/2030(3)(4)	8,765
34,888	1.25%, 12/15/2027	35,376
1,099,816	1.43%, 05/25/2030(3)(4)	128,164
1,544,986	1.49%, 06/25/2030(3)(4)	173,875
1,233,412	1.57%, 05/25/2030(3)(4)	156,343
174,923	1.70%, 04/25/2030(3)(4)	23,274
37,798	2.50%, 12/15/2042	39,365

		727,792

	FNMA - 0.7%
$ 149,769	1.25%, 02/25/2028	$151,632
35,821	1.50%, 09/25/2027	36,494
644,782	3.00%, 03/01/2050	672,935

		861,061

	GNMA - 9.2%
$ 575,000	2.50%, 11/19/2050(7)	$602,268
700,000	2.50%, 12/21/2050(7)	731,500
1,700,000	3.00%, 11/19/2050(7)	1,774,386
1,700,000	3.00%, 12/21/2050(7)	1,774,121
3,375,000	3.50%, 11/19/2050(7)	3,557,527
3,000,000	4.00%, 11/19/2050(7)	3,191,367

		11,631,169

	UMBS - 23.0%
$ 2,900,000	2.00%, 11/17/2035(7)	$3,008,014
4,720,000	2.00%, 11/15/2050(7)	4,868,422
4,600,000	2.00%, 12/14/2050(7)	4,734,406
475,000	2.50%, 11/12/2050(7)	494,983
450,000	2.50%, 12/14/2050(7)	468,211
750,000	3.00%, 11/17/2035(7)	785,229
2,145,000	3.00%, 11/12/2050(7)	2,241,875
2,130,000	3.00%, 12/14/2050(7)	2,226,489
5,900,000	3.50%, 11/12/2050(7)	6,230,377

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 2,350,000	4.00%, 11/12/2050(7)		$2,510,186
600,000	4.50%, 11/12/2050(7)		648,855
600,000	4.50%, 12/14/2050(7)		648,949

			28,865,996

	Total U.S. Government Agencies (cost $42,036,309)		$42,086,018

U.S. Government Securities - 37.9%
	U.S. Treasury Securities - 37.9%
	U.S. Treasury Bonds - 10.5%
$ 605,000	1.38%, 08/15/2050		$567,755
630,000	2.00%, 02/15/2050		685,814
528,000	2.38%, 11/15/2049		621,761
1,525,000	3.00%, 02/15/2048		2,007,520
400,000	3.13%, 05/15/2048		538,609
1,840,000	3.63%, 02/15/2044		2,617,616
1,464,000	3.75%, 11/15/2043		2,117,138
275,000	3.88%, 08/15/2040		396,494
1,867,600	4.63%, 02/15/2040		2,931,329
586,310	0.25%, 02/15/2050(8)		672,967

			13,157,003

	U.S. Treasury Notes - 2.0%
2,500,000	0.13%, 05/15/2023		2,496,777
6,915,000	0.25%, 06/15/2023		6,927,155
7,085,000	0.38%, 04/30/2025		7,097,454
5,260,000	0.50%, 04/30/2027		5,233,700
700,000	0.63%, 05/15/2030		686,328
1,720,000	1.13%, 02/28/2025		1,779,865
3,600,000	1.38%, 01/31/2022		3,655,125
702,000	1.38%, 01/31/2025		733,453
4,482,000	1.50%, 01/31/2027		4,744,968
1,008,000	2.75%, 06/30/2025		1,119,589

			34,474,414

	Total U.S. Government Securities (cost $47,875,838)		$47,631,417

	Total Long-Term Investments (cost $153,348,481)		$153,731,630

Short-Term Investments - 7.7%
	Repurchase Agreements - 7.7%
9,662,424	Fixed Income Clearing Corp. Repurchase Agreement dated 10/30/2020 at 0.060%, due on 11/02/2020 with a maturity value of $9,662,472; collateralized by U.S. Treasury Note at 2.25%, maturing 11/15/2027, with a market value of $9,855,745		9,662,424

	Total Short-Term Investments (cost $9,662,424)		$9,662,424

	Total Investments (cost $163,010,905)	130.0%	$163,394,054

	Other Assets & Liabilities	(30.0)%	(37,725,733)

	Total Net Assets	100.0%	$125,668,321

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2020, the aggregate value of these securities was $22,307,342, representing 17.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents or includes a TBA transaction.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at October 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	7	12/31/2020	$879,211	$(122)
U.S. Treasury Long Bond Future	2	12/21/2020	430,000	(7,660)

Total				$(7,782)

Short position contracts:
U.S. Treasury 10-Year Note Future	85	12/21/2020	$11,748,594	$63,839
U.S. Treasury 10-Year Ultra Future	11	12/21/2020	1,730,094	21,175
U.S. Treasury Long Bond Future	18	12/21/2020	3,104,437	57,311

Total				$142,325

Total futures contracts				$134,543

OTC Credit Default Swap Contracts Outstanding at October 31, 2020

Reference Entity		Counter- party	Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.12	GSC	USD	175,000	(0.50%)	08/17/2061	Monthly	$—	$(660)	$80	$740
CMBX.NA.AAA.12	MSC	USD	1,230,000	(0.50%)	08/17/2061	Monthly	7,712	—	(36)	(7,748)
CMBX.NA.AAA.12	MSC	USD	210,000	(0.50%)	08/17/2061	Monthly	1,575	—	(12)	(1,587)

Total							$9,287	$(660)	$32	$(8,595)

Total OTC credit default swap contracts							$9,287	$(660)	$32	$(8,595)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2020

Reference Entity		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.34.V1	USD	1,450,000	1.00%	06/20/2025	Quarterly	$12,215	$7,693	$(4,522)
CDX.NA.IG.35.V1	USD	1,635,000	1.00%	12/20/2025	Quarterly	38,299	29,940	(8,359)

Total						$50,514	$37,633	$(12,881)

Total centrally cleared credit default swap contracts						$50,514	$37,633	$(12,881)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.41% Fixed	USD	2,479,000	06/17/2025	Semi-Annual	$—	$(5,805)	$(3,880)	$1,925
3 Mo. USD LIBOR	0.84% Fixed	USD	75,000	03/20/2030	Semi-Annual	—	—	11	11

Total centrally cleared interest rate swap contracts						$—	$(5,805)	$(3,869)	$1,936

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Hartford Core Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$21,631,828	$—	$21,631,828	$—
Corporate Bonds	41,146,538	—	41,146,538	—
Foreign Government Obligations	282,401	—	282,401	—
Municipal Bonds	953,428	—	953,428	—
U.S. Government Agencies	42,086,018	—	42,086,018	—
U.S. Government Securities	47,631,417	—	47,631,417	—
Short-Term Investments	9,662,424	—	9,662,424	—
Futures Contracts(2)	142,325	142,325	—	—
Swaps - Credit Default(2)	740	—	740	—
Swaps - Interest Rate(2)	1,936	—	1,936	—

Total	$163,539,055	$142,325	$163,396,730	$—

Liabilities
Futures Contracts(2)	$(7,782)	$(7,782)	$—	$—
Swaps - Credit Default(2)	(22,216)	—	(22,216)	—

Total	$(29,998)	$(7,782)	$(22,216)	$—

(1)	For the period ended October 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Municipal Opportunities ETF

  Schedule of Investments)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 97.0%
	Alabama - 2.4%
$ 100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	$118,730
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	103,467
1,590,000	State of Alabama Docks Department, (AGM Insured) 5.00%, 10/01/2026	1,940,627
665,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2023	749,056

		2,911,880

	Arizona - 0.3%
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031	228,046
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	109,579

		337,625

	California - 2.3%
205,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	235,871
1,000,000	City of Los Angeles, CA, Department of Airports 4.00%, 05/15/2035	1,179,360
150,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2032(2)	108,957
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	610,875
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	112,912
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
80,000	0.00%, 01/15/2026(2)	71,909
215,000	0.00%, 01/15/2032(2)	158,657
70,000	0.00%, 01/15/2035(2)	46,429
185,000	State of California, GO 4.00%, 11/01/2041	208,413

		2,733,383

	Colorado - 2.3%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	114,358
835,000	5.00%, 08/01/2044	987,354
160,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	171,399
175,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(1)	179,751
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,306,905

		2,759,767

	Connecticut - 2.2%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	120,427
885,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	979,571
	Connecticut State Health & Educational Facs Auth
320,000	5.00%, 07/01/2026	353,965
70,000	5.00%, 07/01/2031	89,667
	State of Connecticut, GO
380,000	5.00%, 11/15/2025	463,140
500,000	5.00%, 04/15/2029	619,435

		2,626,205

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	District of Columbia - 0.6%
	Dist of Columbia Rev
$ 250,000	5.00%, 07/01/2037	$245,548
455,000	5.00%, 07/01/2042	430,780

		676,328

	Florida - 10.1%
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	297,070
185,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	207,566
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043	134,434
5,750,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 0.13%, 10/01/2038(3)	5,750,000
365,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	386,634
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037	1,166,540
	Orange County, FL, Convention Center/Orlando
680,000	5.00%, 10/01/2024	779,674
1,005,000	5.00%, 10/01/2027	1,224,020
720,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	719,532
	Polk County, FL, Industrial Dev Auth
705,000	5.00%, 01/01/2029	772,574
190,000	5.00%, 01/01/2055	197,993
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	41,886
500,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	466,775

		12,144,698

	Georgia - 2.0%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(3)	101,144
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(3)	404,576
200,000	3.00%, 11/01/2045(3)	208,948
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	226,500
	Municipal Electric Auth, GA
1,000,000	5.00%, 01/01/2028	1,213,460
215,000	5.00%, 01/01/2056	254,106

		2,408,734

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	121,319

	Illinois - 14.6%
250,000	Chicago, IL, Board of Education 5.00%, 04/01/2033	275,170
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(2)	97,516
110,000	0.00%, 12/01/2026(2)	92,752
65,000	5.00%, 12/01/2020	65,157
250,000	5.00%, 12/01/2024	272,900
500,000	5.00%, 12/01/2028	559,840
400,000	5.00%, 12/01/2046	422,032
	Chicago, IL, O’Hare International Airport
370,000	5.00%, 01/01/2031	472,616
630,000	5.00%, 01/01/2032	796,018
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,566,288
445,000	5.00%, 06/01/2024	508,951
275,000	5.00%, 12/01/2045	324,409
130,000	5.25%, 12/01/2024	137,006

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 105,000	5.25%, 12/01/2025	$110,658
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(2)	436,605
400,000	5.00%, 01/01/2024	418,540
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	99,779
50,000	5.50%, 01/01/2030	63,101
100,000	Cook County, IL, GO 5.00%, 11/15/2021	104,133
150,000	Illinois Housing Dev Auth 4.00%, 02/01/2035	153,975
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	304,992
150,000	5.00%, 11/15/2045	168,543
305,000	5.00%, 05/15/2050(3)	349,457
615,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	740,220
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	122,380
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(2)	138,816
515,000	5.00%, 02/01/2025(4)	600,773
205,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 12/15/2025(2)	183,225
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	160,446
75,000	5.25%, 06/01/2021	77,070
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	171,044
1,000,000	6.00%, 07/01/2024	1,124,270
	Sales Tax Securitization Corp., IL
500,000	5.00%, 01/01/2029	599,540
455,000	5.00%, 01/01/2030	563,745
985,000	5.00%, 01/01/2037	1,135,764
	State of Illinois
1,250,000	5.00%, 06/15/2022	1,315,587
115,000	5.00%, 06/15/2027	129,334
	State of Illinois, GO
1,040,000	5.00%, 03/01/2021	1,052,386
450,000	5.00%, 12/01/2024	487,611
300,000	5.00%, 11/01/2027	325,386
750,000	5.25%, 12/01/2030	819,397
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	126,313

		17,673,745

	Indiana - 0.2%
280,625	City of Evansville, IN, (FNMA Insured) 3.00%, 06/01/2034	294,535

	Iowa - 1.4%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2020	400,908
350,000	5.00%, 12/01/2025	398,461
	State of Iowa, Finance Auth Rev
215,000	2.88%, 05/15/2049	215,873
575,000	5.00%, 02/15/2027	709,602

		1,724,844

	Kentucky - 0.2%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	122,944
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	111,461

		234,405

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Louisiana - 0.5%
$ 305,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(3)	$307,986
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	326,483

		634,469

	Maine - 0.3%
305,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2021	316,965

	Maryland - 0.0%
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	40,321

	Massachusetts - 2.6%
	Massachusetts Dev Finance Agency, Rev
125,000	5.00%, 07/15/2021(1)	127,909
120,000	5.00%, 07/15/2023(1)	129,931
130,000	5.00%, 07/15/2024(1)	144,030
660,000	5.00%, 07/01/2031	785,636
675,000	5.00%, 07/01/2034	791,105
350,000	5.00%, 07/01/2044	385,910
100,000	5.00%, 07/01/2048	115,787
380,000	5.00%, 10/01/2057(1)	402,500
	Massachusetts Educational Financing Auth
100,000	5.00%, 07/01/2026	117,326
110,000	5.00%, 07/01/2027	130,845

		3,130,979

	Michigan - 2.8%
	City of Detroit, MI, GO
60,000	5.00%, 04/01/2021	60,809
345,000	5.00%, 04/01/2022	358,748
	Michigan State Housing Dev Auth
1,145,000	4.25%, 06/01/2049	1,267,962
650,000	4.25%, 12/01/2049	726,700
275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	354,582
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	593,595

		3,362,396

	Minnesota - 1.7%
	Duluth, MN, Independent School Dist No. 709, (SCP Insured)
750,000	5.00%, 02/01/2022	788,918
575,000	5.00%, 02/01/2025	673,940
401,338	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	428,597
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2030	212,624

		2,104,079

	Mississippi - 1.0%
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,211,490

	Missouri - 2.6%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	485,904
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032	616,248
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	526,800
750,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	838,597

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 650,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	$724,575

		3,192,124

	Nebraska - 0.3%
300,000	Washington County, NE Rev 0.90%, 09/01/2030(3)	298,326

	Nevada - 1.5%
275,000	City of North Las Vegas, NV 4.50%, 06/01/2039	281,540
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	335,636
155,000	City of Sparks, NV 2.50%, 06/15/2024(1)	153,514
250,000	County of Clark, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	315,765
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	219,496
450,000	5.00%, 07/01/2034	533,641

		1,839,592

	New Hampshire - 0.3%
215,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	305,040

	New Jersey - 1.8%
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	426,528
150,000	5.00%, 06/15/2023	164,441
430,000	New Jersey Higher Education Student Assistance Auth 5.00%, 12/01/2025	504,695
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	139,244
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	286,723
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	391,683
250,000	5.00%, 06/01/2029	313,532

		2,226,846

	New Mexico - 0.2%
155,000	City of Santa Fe, NM Rev 5.00%, 05/15/2049	161,442
85,000	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	93,558

		255,000

	New York - 13.3%
540,000	Brookhaven, NY, Local Dev 1.63%, 11/01/2025	537,057
185,000	City of New York, NY 4.00%, 11/01/2035	218,596
	City of New York, NY, GO
465,000	5.00%, 08/01/2026	572,554
500,000	5.00%, 08/01/2028	629,430
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(3)	501,975
	Metropolitan Transportation Auth, NY, Rev
480,000	5.00%, 11/15/2020	480,466
195,000	5.00%, 11/15/2033	214,500
1,000,000	5.00%, 11/15/2045(3)	1,092,700
	New York City Industrial Dev Agency
1,350,000	5.00%, 07/01/2022	1,438,222
120,000	5.00%, 03/01/2030	153,912
	New York City Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	592,235
165,000	5.00%, 11/01/2021	165,000
465,000	5.00%, 11/01/2032	605,844

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	New York State Urban Dev Corp. Rev
$ 1,000,000	5.00%, 03/15/2037	$1,269,570
585,000	5.00%, 03/15/2023	648,467
1,000,000	5.00%, 03/15/2032	1,306,320
700,000	Port Auth of New York & New Jersey Rev 5.00%, 11/01/2038	854,749
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	342,713
3,000,000	Triborough Bridge & Tunnel Auth 0.09%, 11/01/2032(3)	3,000,000
1,385,000	Triborough, NY, Bridge & Tunnel Auth 0.09%, 01/01/2032(3)	1,385,000

		16,009,310

	North Carolina - 1.3%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
545,000	2.88%, 10/01/2026	544,259
255,000	4.00%, 01/01/2025	260,582
395,000	5.00%, 01/01/2038	428,516
145,000	5.00%, 01/01/2039	151,049
210,000	5.00%, 01/01/2044	225,752

		1,610,158

	Ohio - 2.9%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	328,722
1,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(3)	1,010,700
1,275,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.00%, 06/01/2055	1,364,059
100,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	127,498
100,000	County of Lucas, OH 5.00%, 11/15/2020	100,112
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030	600,348

		3,531,439

	Oklahoma - 0.8%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	901,751
30,000	5.25%, 08/15/2048	34,640
30,000	5.50%, 08/15/2057	34,815

		971,206

	Oregon - 2.3%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2038	37,523
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(2)	12,216
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2038(2)	69,238
270,000	Port of Portland, OR, Airport Rev 5.00%, 07/01/2029	340,170
	Salem Hospital Facs Auth, OR
40,000	5.00%, 05/15/2038	43,212
30,000	5.00%, 05/15/2048	31,975
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2023(2)	162,738
	State of Oregon Housing & Community Services Department
100,000	4.50%, 01/01/2049	110,016

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,555,000	4.50%, 07/01/2049	$1,722,816
160,000	State of Oregon, GO 4.00%, 12/01/2048	173,142
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(2)	68,216

		2,771,262

	Pennsylvania - 6.1%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026	615,508
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	158,868
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	706,787
100,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	125,819
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	752,822
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	250,254
240,000	5.00%, 12/01/2044	264,785
100,000	5.00%, 12/01/2046	104,748
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	293,282
750,000	5.00%, 05/01/2037	888,960
	Pennsylvania Housing Finance Agency
445,000	3.10%, 04/01/2023	453,490
1,245,000	4.00%, 10/01/2038	1,317,148
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	185,940
95,000	5.00%, 12/01/2037	104,304
540,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 5.00%, 09/01/2032	679,536
15,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2034	19,232
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	447,034

		7,368,517

	Puerto Rico - 0.6%
625,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev 5.00%, 07/01/2058	664,281

	Rhode Island - 0.2%
200,000	Rhode Island Student Loan Auth 5.00%, 12/01/2027	234,940

	South Carolina - 1.4%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	451,862
	South Carolina State Public Service Auth
500,000	4.00%, 12/01/2034(4)	583,095
500,000	5.00%, 12/01/2034	570,980
125,000	5.00%, 12/01/2050	141,217

		1,747,154

	South Dakota - 0.8%
900,000	South Dakota Housing Dev Auth 4.50%, 11/01/2048	1,011,429

	Tennessee - 1.7%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	130,070
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	526,430
300,000	5.00%, 02/01/2023	327,339
295,000	5.00%, 02/01/2025	342,150

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 455,000	5.00%, 02/01/2027	$547,629
145,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	158,723

		2,032,341

	Texas - 2.7%
750,000	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(2)	707,032
555,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)	578,649
215,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2022	234,356
	Harris County - Houston, TX, Sports Auth Rev
100,000	5.00%, 11/15/2020	100,142
600,000	5.00%, 11/15/2033	623,952
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	114,560
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	522,080
300,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021	301,320
200,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	98,878

		3,280,969

	Utah - 3.0%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,230,230
590,000	Salt Lake County, UT, (AMBAC Insured) 5.13%, 02/15/2033	685,798
1,250,000	Utah Transit Auth, (AGM Insured) 5.25%, 06/15/2029	1,651,538

		3,567,566

	Washington - 2.2%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030	1,001,890
1,000,000	5.00%, 05/01/2033	1,172,830
500,000	Washington State Housing Finance Commission 5.00%, 01/01/2031(1)	530,420

		2,705,140

	West Virginia - 0.3%
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	408,700

	Wisconsin - 3.1%
	Public Finance Auth, WI, (AGM Insured)
170,000	4.00%, 07/01/2050	181,880
100,000	5.00%, 09/01/2025(1)	104,445
1,000,000	5.00%, 07/01/2036	1,182,180
750,000	5.00%, 10/01/2043(1)	763,702
465,000	5.00%, 10/01/2044	555,215
120,000	Wisconsin Center Dist, WI 0.00%, 12/15/2029(2)	95,508
840,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 11/01/2039	857,690

		3,740,620

	Total Municipal Bonds (cost $113,715,151)	$117,220,127

Short-Term Investments - 2.7%
	Repurchase Agreements - 2.7%
3,282,267	Fixed Income Clearing Corp. Repurchase Agreement dated 10/30/2020 at 0.060%, due on 11/02/2020 with a maturity value of $3,282,283; collateralized by U.S. Treasury Note 2.875%, maturing 05/15/2028, with a market value of $3,347,954	3,282,267

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Short-Term Investments (cost $3,282,267)		$3,282,267

Total Investments (cost $116,997,418)	99.7%	$120,502,394
Other Assets & Liabilities	0.3%	315,932

Total Net Assets	100.0%	$120,818,326

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2020, the aggregate value of these securities was $2,645,781, representing 2.2% of net assets.

(2)	Security is a zero-coupon bond.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,181,961 at October 31, 2020.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CR	Custody Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
SCP	State Credit Enhancement Program

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$117,220,127	$—	$117,220,127	$—
Short-Term Investments	3,282,267	—	3,282,267	—

Total	$120,502,394	$—	$120,502,394	$—

(1)	For the period ended October 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 16.4%
	Commercial Banks - 10.5%
$ 550,000	Bank of Nova Scotia 2.38%, 01/18/2023	$572,326
946,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	979,660
609,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	683,032
	JPMorgan Chase & Co.
1,140,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	1,181,734
1,144,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	1,196,237
1,814,000	National Bank of Canada 2.10%, 02/01/2023	1,875,196
603,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	656,271
866,000	Royal Bank of Canada 2.25%, 11/01/2024	915,912
1,173,000	Toronto-Dominion Bank 2.65%, 06/12/2024	1,253,474
1,697,000	Truist Financial Corp. 2.20%, 03/16/2023	1,760,417
436,000	Wells Fargo & Co. 3.75%, 01/24/2024	473,306

		11,547,565

	Healthcare-Services - 0.6%
142,000	CommonSpirit Health 2.76%, 10/01/2024	148,805
529,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	562,816

		711,621

	Pharmaceuticals - 1.7%
858,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024	925,915
895,000	CVS Health Corp. 3.75%, 04/01/2030	1,014,806

		1,940,721

	Real Estate Investment Trusts - 1.0%
665,000	Boston Properties L.P. 3.40%, 06/21/2029	720,979
326,000	Ventas Realty L.P. 2.65%, 01/15/2025	344,029

		1,065,008

	Retail - 0.8%
147,000	Home Depot, Inc. 2.13%, 09/15/2026	157,722
685,000	McDonald’s Corp. 1.45%, 09/01/2025	705,701

		863,423

	Software - 1.5%
1,495,000	Oracle Corp. 2.80%, 04/01/2027	1,629,057

	Transportation - 0.3%
286,000	United Parcel Service, Inc. 2.20%, 09/01/2024	303,030

	Total Corporate Bonds (cost $17,367,579)	$18,060,425

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 62.1%
	Alabama - 1.0%
$ 920,000	Black Belt Energy Gas Dist, AL 4.00%, 10/01/2049(2)	$1,064,394

	California - 1.3%
	California County, CA, Tobacco Securitization Agency
20,000	4.00%, 06/01/2022	21,131
25,000	4.00%, 06/01/2023	27,265
300,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	379,785
	City of Pomona, CA
35,000	4.00%, 08/01/2023	37,539
55,000	4.00%, 08/01/2024	60,094
	City of Riverside, CA
35,000	1.90%, 06/01/2023	35,783
65,000	2.11%, 06/01/2024	66,907
	County of Sacramento, CA, Airport System Rev
95,000	5.00%, 07/01/2032	122,301
170,000	5.00%, 07/01/2033	217,056
105,000	5.00%, 07/01/2034	133,391
90,000	MSR Public Power Agency, CA , (NATL Insured) 6.00%, 07/01/2022	95,938
	San Diego, CA, Public Facs Financing Auth
30,000	5.00%, 08/01/2027	38,663
55,000	5.00%, 08/01/2028	72,501
35,000	5.00%, 08/01/2029	47,101
20,000	5.00%, 08/01/2030	27,383

		1,382,838

	Colorado - 1.7%
690,000	Adams County, CO, School Dist, GO (State Aid Withholding Insured) 5.00%, 12/01/2029	928,264
225,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	289,968
555,000	Colorado Housing and Finance Auth , (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	617,421

		1,835,653

	Connecticut - 0.5%
250,000	Connecticut Housing Finance Auth Rev , (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	276,715
	State of Connecticut, GO
150,000	2.10%, 07/01/2025	157,286
25,000	4.00%, 06/01/2023	27,311
40,000	4.00%, 06/01/2024	44,930
	State of Connecticut, Special Tax Rev
30,000	5.00%, 05/01/2023	33,429
45,000	5.00%, 05/01/2024	51,978

		591,649

	Delaware - 0.4%
	Delaware Transportation Auth
150,000	5.00%, 09/01/2029	197,126
50,000	5.00%, 07/01/2032	66,996
135,000	5.00%, 09/01/2033	176,619

		440,741

	District of Columbia - 2.6%
590,000	Dist of Columbia 5.00%, 10/01/2030	786,853
895,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	1,070,268
505,000	Dist of Columbia, GO 5.00%, 06/01/2036	626,054

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	$418,254

		2,901,429

	Florida - 2.1%
930,000	County of Miami-Dade, FL, GO 5.00%, 07/01/2029	1,229,516
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 07/01/2051	87,865
130,000	3.50%, 07/01/2051	145,020
90,000	4.00%, 07/01/2049	98,183
730,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	737,621

		2,298,205

	Georgia - 2.3%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	278,962
	Main Street, GA, Natural Gas, Inc.Rev
435,000	4.00%, 08/01/2048(2)	477,295
1,565,000	4.00%, 03/01/2050(2)	1,805,416

		2,561,673

	Hawaii - 0.2%
170,000	Hawaii State Highway Fund Rev 5.00%, 01/01/2030	221,828

	Illinois - 4.7%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	90,197
1,870,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2033	2,340,286
	Illinois Housing Dev Auth (GNMA/FNMA/FHLMC Insured)
1,985,000	3.75%, 04/01/2050	2,217,046
135,000	4.50%, 10/01/2048	151,953
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	211,482
	Rock Island County, IL, School Dist No. 41, GO (BAM Insured)
25,000	4.00%, 12/01/2023	27,414
25,000	5.00%, 12/01/2024	29,158
110,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	119,300

		5,186,836

	Indiana - 0.1%
140,000	Indiana Housing & Community Dev Auth , (GNMA Insured) 4.00%, 07/01/2048	153,238

	Iowa - 0.2%
	Iowa Finance Auth , (GNMA/FNMA/FHLMC Insured)
120,000	3.25%, 07/01/2050	132,734
75,000	4.00%, 07/01/2048	82,177

		214,911

	Kentucky - 2.5%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(2)	676,164
1,555,000	4.00%, 02/01/2050(2)	1,814,654
	Kentucky State Property & Building Commission Rev
60,000	5.00%, 05/01/2024	69,057
105,000	5.00%, 08/01/2024	121,902
40,000	5.00%, 05/01/2025	47,486

		2,729,263

	Louisiana - 0.0%
35,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	38,920

	Maine - 0.6%
	Maine Municipal Bond Bank

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 80,000	5.00%, 09/01/2029	$105,159
135,000	5.00%, 09/01/2031	178,528
105,000	5.00%, 09/01/2032	137,974
175,000	Maine State Housing Auth 4.00%, 11/15/2048	191,363

		613,024

	Maryland - 2.9%
	State of Maryland Department of Transportation
1,785,000	5.00%, 10/01/2029	2,400,753
565,000	5.00%, 10/01/2030	774,214

		3,174,967

	Massachusetts - 0.1%
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	62,304
45,000	3.27%, 07/01/2026	46,641
50,000	3.38%, 07/01/2027	52,041

		160,986

	Michigan - 0.1%
90,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	99,828

	Minnesota - 1.6%
1,585,000	Minnesota Housing Finance Agency Rev (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	1,737,144

	Mississippi - 0.3%
265,000	Mississippi Home Corp. (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	293,053

	Missouri - 3.1%
1,310,000	Curators of The University Of Missouri 5.00%, 11/01/2030	1,784,639
	Missouri Housing Dev Commission Rev (GNMA/FNMA/FHLMC Insured)
490,000	3.25%, 05/01/2051	544,145
210,000	3.50%, 11/01/2050	234,808
380,000	3.88%, 05/01/2050	426,037
175,000	4.25%, 05/01/2049	195,725
155,000	4.75%, 05/01/2049	176,122

		3,361,476

	Montana - 0.9%
925,000	Montana Board of Housing 3.50%, 06/01/2050	1,022,569

	Nebraska - 0.8%
	Nebraska Investment Finance Auth Rev
715,000	3.00%, 09/01/2050	783,211
115,000	4.00%, 09/01/2048	126,625

		909,836

	Nevada - 0.2%
150,000	Nevada Housing Division , (GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2049	167,324

	New Jersey - 0.9%
	New Jersey Economic Dev Auth
160,000	5.00%, 03/01/2026	171,886
90,000	5.00%, 11/01/2026	103,611
	New Jersey Transportation Trust Fund Auth
40,000	5.00%, 06/15/2024	45,092
410,000	5.00%, 12/15/2028	483,050
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	219,473

		1,023,112

	New Mexico - 1.2%
	New Mexico Mortgage Finance Auth (GNMA/FNMA/FHLMC Insured)

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,075,000	3.00%, 01/01/2051	$1,179,845
90,000	4.00%, 01/01/2049	99,265

		1,279,110

	New York - 5.4%
1,010,000	City of New York, NY, GO 5.00%, 08/01/2033	1,294,315
580,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	753,646
	New York State Dormitory Auth Rev
1,560,000	4.00%, 03/15/2035	1,839,365
45,000	5.00%, 07/01/2031	61,063
	Port Auth of New York & New Jersey Rev
745,000	1.09%, 07/01/2023	753,448
185,000	5.00%, 07/15/2031	230,101
805,000	5.00%, 07/15/2033	1,030,070

		5,962,008

	North Carolina - 1.0%
1,000,000	North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	1,125,810

	North Dakota - 0.7%
675,000	North Dakota Housing Finance Agency 3.75%, 07/01/2050	751,126

	Ohio - 3.1%
	Ohio Housing Finance Agency (GNMA/FNMA/FHLMC Insured)
2,650,000	3.25%, 03/01/2050	2,935,325
150,000	4.50%, 09/01/2048	167,939
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(3)	170,038
95,000	State of Ohio, GO 5.00%, 05/01/2032	127,726

		3,401,028

	Oklahoma - 0.2%
205,000	Oklahoma Housing Finance Agency (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	232,509

	Oregon - 0.6%
535,000	Multnomah County, OR, School Dist No.1 Portland, GO (SCH BD GTY Insured) 5.00%, 06/15/2025	648,725

	Pennsylvania - 1.6%
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	133,078
465,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	503,153
	Pennsylvania State University
45,000	5.00%, 03/01/2025	53,772
40,000	5.00%, 03/01/2026	49,327
75,000	5.00%, 03/01/2027	94,904
60,000	5.00%, 03/01/2028	77,750
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	98,740
75,000	5.00%, 12/01/2033	98,229
	Philadelphia Gas Works Co. , (AGM Insured)
105,000	5.00%, 08/01/2029	137,188
170,000	5.00%, 08/01/2030	224,798
195,000	5.00%, 08/01/2033	252,310

		1,723,249

	Rhode Island - 1.8%
365,000	Rhode Island Commerce Corp. 5.00%, 05/15/2026	449,191

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,390,000	Rhode Island Housing & Mortgage Finance Corp. 3.75%, 10/01/2049	$1,546,583

		1,995,774

	South Carolina - 1.4%
545,000	City of Columbia, SC, Waterworks & Sewer System Rev 5.00%, 02/01/2026	673,429
590,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(2)	649,914
220,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	247,606
10,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	14,293

		1,585,242

	South Dakota - 0.2%
	South Dakota Conservancy Dist
35,000	5.00%, 08/01/2026	43,899
45,000	5.00%, 08/01/2027	57,960
35,000	5.00%, 08/01/2028	46,106
45,000	5.00%, 08/01/2029	60,469
45,000	5.00%, 08/01/2030	61,712

		270,146

	Tennessee - 1.5%
20,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd , (NATL Insured) 4.88%, 11/01/2028	23,253
	Metropolitan Nashville, TN, Airport Auth
440,000	5.00%, 07/01/2026	533,126
360,000	5.00%, 07/01/2027	444,153
390,000	5.00%, 07/01/2028	488,085
125,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	140,149

		1,628,766

	Texas - 9.8%
680,000	Arlington, TX, Higher Education Finance Corp. , (PSF-GTD Insured) 5.00%, 08/15/2033	888,617
505,000	Austin, TX, Independent School Dist, GO (PSF-GTD Insured) 4.00%, 08/01/2033	624,609
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	88,742
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	752,760
325,000	5.00%, 07/01/2030	423,020
235,000	Conroe, TX, Independent School Dist, GO , (PSF-GTD Insured) 5.00%, 02/15/2030	317,241
	Cypress-Fairbanks, TX, Independent School Dist, GO (PSF-GTD Insured)
305,000	4.00%, 02/15/2033	376,422
65,000	5.00%, 02/15/2027	82,381
110,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	114,239
250,000	Deer Park, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 08/15/2028	323,920
	El Paso, TX, Independent School Dist, GO (PSF-GTD Insured)
35,000	5.00%, 08/15/2024	41,136
50,000	5.00%, 08/15/2025	60,930
70,000	5.00%, 08/15/2026	87,794
45,000	Fort Bend, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 08/15/2024	52,926
505,000	Harris County, TX, GO 5.00%, 10/01/2038	621,534
	Lower Colorado River, TX, Auth Rev
440,000	5.00%, 05/15/2029	579,106
940,000	5.00%, 05/15/2030	1,262,317
	Northside, TX, Independent School Dist, GO (PSF-GTD Insured)

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 25,000	5.00%, 02/15/2025	$29,897
15,000	5.00%, 02/15/2026	18,519
85,000	5.00%, 02/15/2027	107,669
115,000	5.00%, 02/15/2028	149,243
75,000	5.00%, 02/15/2029	99,370
55,000	5.00%, 02/15/2030	74,305
1,745,000	Round Rock, TX, Independent School Dist, GO , (PSF-GTD Insured) 5.00%, 08/01/2028	2,295,652
	Texas Department of Housing & Community Affairs Rev (GNMA Insured)
355,000	3.50%, 03/01/2051	399,904
125,000	4.00%, 03/01/2050	142,720
95,000	4.75%, 03/01/2049	106,513
495,000	University of Texas, Permanent University Fund Rev 5.00%, 07/01/2027	610,469

		10,731,955

	Utah - 0.6%
520,000	University of Utah Rev 5.00%, 08/01/2030	688,522

	Virginia - 0.6%
490,000	Fairfax County, VA, Water Auth Rev 5.00%, 04/01/2029	622,496

	Washington - 1.2%
45,000	North Thurston, WA, Public Schools, GO (SCH BD GTY Insured) 5.00%, 12/01/2027	58,267
730,000	State of Washington, GO 5.00%, 08/01/2030	971,594
270,000	Washington State Housing Finance Commission Rev 4.00%, 12/01/2048	296,317

		1,326,178

	Wyoming - 0.1%
125,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	136,668

	Total Municipal Bonds (cost $66,680,649)	$68,294,209

U.S. Government Agencies - 2.8%
	Mortgage-Backed Agencies - 2.8%

	UMBS - 2.8%
$ 3,064,000	1.50%, 11/01/2050	$3,080,678

	Total U.S. Government Agencies (cost $3,091,819)	$3,080,678

U.S. Government Securities - 12.3%
	U.S. Treasury Securities - 12.3%
	U.S. Treasury Notes - 12.3%
3,350,000	0.13%, 04/30/2022	3,349,084
1,179,000	0.25%, 09/30/2025	1,171,815
8,485,000	1.50%, 01/31/2027	8,982,831

		13,503,730

	Total U.S. Government Securities (cost $13,506,891)	$13,503,730

	Total Long-Term Investments (cost $100,646,938)	$102,939,042

Short-Term Investments - 6.2%
	Other Investment Pools & Funds - 0.5%
593,781	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(4)	593,781

	U.S. Treasury Securities - 5.7%
	U.S. Treasury Bills - 5.7%
1,652,000	0.05%, 03/04/2021(5)(6)	1,651,427
959,000	0.07%, 05/20/2021(6)	958,455

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 3,602,000	0.08%, 07/15/2021(6)		$3,599,321

			6,209,203

	Total Short-Term Investments (cost $6,803,000)		$6,802,984

	Total Investments (cost $107,449,938)	99.8%	$109,742,026
	Other Assets & Liabilities	0.2%	207,775

	Total Net Assets	100.0%	$109,949,801

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a zero-coupon bond.
(4)	Current yield as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,651,487 at October 31, 2020.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 5-Year Note Future	25	12/31/2020	$3,140,039	$9,413
U.S. Treasury 10-Year Note Future	107	12/21/2020	14,789,406	90,277
U.S. Treasury Long Bond Future	7	12/21/2020	1,207,282	25,236

Total				$124,926

Total futures contracts				$124,926

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

PSF-GTD	Permanent School Fund Guaranteed
SCH BD GTY	School Bond Guaranty
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$18,060,425	$—	$18,060,425	$—
Municipal Bonds	68,294,209	—	68,294,209	—
U.S. Government Agencies	3,080,678	—	3,080,678	—
U.S. Government Securities	13,503,730	—	13,503,730	—
Short-Term Investments	6,802,984	593,781	6,209,203	—
Futures Contracts(2)	124,926	124,926	—	—

Total	$109,866,952	$718,707	$109,148,245	$—

(1)	For the period ended October 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Short Duration ETF

  Schedule of Investments

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 16.3%
	Asset-Backed - Automobile - 0.2%
$ 203,104	Chesapeake Funding LLC 3.39%, 01/15/2031(1)	$209,247

	Asset-Backed - Finance & Insurance - 2.5%
430,000	Conn’s Receivables Funding LLC 1.71%, 06/16/2025(1)	430,272
275,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	274,853
277,200	DB Master Finance LLC 3.79%, 05/20/2049(1)	284,141
100,000	Ellington Financial Mortgage Trust 1.18%, 10/25/2065(1)(2)	99,996
305,000	Neuberger Berman Loan Advisers CLO Ltd. 1.24%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	301,647
294,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	293,935
275,000	Regional Management Issuance Trust 4.56%, 01/18/2028(1)	277,864
295,737	Symphony CLO Ltd. 1.18%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	293,873

		2,256,581

	Collateralized - Mortgage Obligations - 0.1%
125,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	128,033

	Commercial Mortgage-Backed Securities - 2.1%
240,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	243,561
	GS Mortgage Securities Trust
375,000	2.78%, 10/10/2049	393,748
380,000	3.12%, 11/10/2045	392,166
237,889	New Residential Mortgage Loan Trust 3.99%, 11/25/2048(1)(2)	238,306
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	590,078

		1,857,859

	Other Asset-Backed Securities - 4.3%
275,000	Affirm Asset Securitization Trust 1.90%, 01/15/2025(1)	274,991
150,839	CSMC Trust 4.13%, 07/25/2058(1)(2)	151,448
	Mill City Mortgage Loan Trust
60,637	3.25%, 05/25/2062(1)(2)	62,865
213,764	3.48%, 08/25/2058(1)(2)	227,409
57,229	3.50%, 05/25/2058(1)(2)	59,528
56,420	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	55,296
57,730	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	57,884
227,707	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	207,956
519	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	520
165,370	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	167,180
673,013	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	683,781
	Towd Point Mortgage Trust
235,000	1.75%, 10/25/2060(1)	239,453
224,313	2.75%, 10/25/2057(1)(2)	231,546
270,382	3.25%, 07/25/2058(1)(2)	282,921
68,236	3.75%, 05/25/2058(1)(2)	72,715
	Vantage Data Centers Issuer LLC

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 300,000	1.65%, 09/15/2045(1)	$298,137
222,375	3.19%, 07/15/2044(1)	231,619
333,483	4.20%, 11/16/2043(1)	346,170
	Verus Securitization Trust
147,577	2.42%, 01/25/2060(1)(4)	149,948
37,108	3.68%, 06/01/2058(1)(2)	37,291

		3,838,658

	Whole Loan Collateral CMO - 7.1%
89,888	Angel Oak Mortgage Trust 2.47%, 12/25/2059(1)(2)	90,664
	Angel Oak Mortgage Trust LLC
250,509	2.99%, 07/26/2049(1)(2)	253,462
36,324	3.67%, 07/27/2048(1)(2)	36,774
340,042	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	348,726
81,554	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(4)	84,578
250,000	Colombia Cent CLO Ltd. 1.37%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	247,938
	COLT Mortgage Loan Trust
202,647	1.26%, 09/25/2065(1)(2)	202,634
447,677	1.39%, 01/25/2065(1)(2)	447,543
286,127	2.49%, 02/25/2050(1)(2)	288,608
91,518	2.76%, 08/25/2049(1)(2)	92,488
	CSMC Trust
450,000	1.21%, 05/25/2065(1)(4)	449,986
450,000	2.00%, 01/25/2060(1)	462,812
199,454	2.24%, 02/25/2050(1)(2)	201,894
	Deephaven Residential Mortgage Trust
239,834	2.34%, 01/25/2060(1)(2)	241,753
153,503	3.79%, 08/25/2058(1)(2)	154,060
266,451	Fannie Mae Connecticut Avenue Securities 6.05%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	282,104
250,000	FirstKey Homes Trust 1.27%, 10/19/2037(1)	248,269
19,085	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(2)	19,128
339,915	GCAT Trust 2.25%, 01/25/2060(1)(4)	346,440
59,187	Home Re Ltd. 1.75%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	58,438
86,273	LSTAR Securities Investment Trust 1.65%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(3)	85,582
	New Residential Mortgage Loan Trust
262,580	0.90%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	262,000
305,614	2.46%, 01/26/2060(1)(2)	310,327
316,744	4.00%, 02/25/2057(1)(2)	342,611
122,844	4.00%, 09/25/2057(1)(2)	134,446
	OBX Trust
64,958	4.00%, 11/25/2048(1)(2)	65,109
197,102	3.50%, 12/25/2049(1)(2)	204,118
	Sequoia Mortgage Trust
3,369	4.00%, 09/25/2048(1)(2)	3,367
30,284	4.50%, 08/25/2048(1)(2)	31,699
105,671	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	106,667
276,749	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(2)	281,632
599	Wells Fargo Mortgage Backed Securities Trust 4.00%, 04/25/2049(1)(2)	598

		6,386,455

	Total Asset & Commercial Mortgage-Backed Securities (cost $14,530,912)	$14,676,833

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 47.0%
	Aerospace/Defense - 0.5%
$ 150,000	Boeing Co. 4.51%, 05/01/2023	$158,903
300,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	323,949

		482,852

	Agriculture - 0.5%
450,000	BAT Capital Corp. 2.79%, 09/06/2024	475,083

	Auto Manufacturers - 1.7%
275,000	Ford Motor Credit Co. LLC 3.35%, 11/01/2022	273,969
	General Motors Financial Co., Inc.
500,000	2.90%, 02/26/2025	519,278
200,000	3.45%, 04/10/2022	205,838
50,000	Hyundai Capital America 4.13%, 06/08/2023(1)	53,710
400,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)	439,718

		1,492,513

	Beverages - 0.4%
150,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	170,139
175,000	Constellation Brands, Inc. 2.65%, 11/07/2022	182,037

		352,176

	Biotechnology - 0.4%
175,000	Gilead Sciences, Inc. 0.75%, 09/29/2023	175,412
225,000	Royalty Pharma plc 1.20%, 09/02/2025(1)	223,861

		399,273

	Chemicals - 0.9%
	Celanese U.S. Holdings LLC
80,000	3.50%, 05/08/2024	86,081
280,000	4.63%, 11/15/2022	301,879
70,000	LYB International Finance LLC 1.25%, 10/01/2025	70,178
300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	310,712

		768,850

	Commercial Banks - 12.8%
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	274,726
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	300,273
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	362,366
250,000	BBVA USA 3.50%, 06/11/2021	254,018
200,000	BNP Paribas S.A. 3.50%, 03/01/2023(1)	212,596
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	251,604
250,000	3.00%, 05/22/2022(1)	258,859
250,000	4.00%, 09/12/2023(1)	271,599
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	142,594
340,000	5.00%, 08/01/2023	366,350

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 200,000	Citigroup, Inc. 0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(5)	$199,890
250,000	Citizens Bank NA 3.70%, 03/29/2023	268,139
300,000	Comerica, Inc. 3.70%, 07/31/2023	323,719
	Cooperatieve Rabobank UA
250,000	1.00%, 09/24/2026, 12 mo. USD CMT + 0.730%(1)(3)	248,095
300,000	3.88%, 09/26/2023(1)	327,424
	Credit Suisse Group AG
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	319,694
250,000	3.57%, 01/09/2023(1)	258,266
	Danske Bank A/S
200,000	3.88%, 09/12/2023(1)	215,021
390,000	5.00%, 01/12/2022(1)	408,396
100,000	Deutsche Bank AG 4.25%, 10/14/2021	102,832
250,000	Discover Bank 2.45%, 09/12/2024	262,958
150,000	Fifth Third Bancorp 2.38%, 01/28/2025	158,282
300,000	Goldman Sachs Group, Inc. 3.00%, 04/26/2022	303,696
350,000	HSBC Holdings plc 2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(5)	366,746
300,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022	306,378
575,000	ING Groep N.V. 4.10%, 10/02/2023	631,258
	Intesa Sanpaolo S.p.A.
200,000	3.13%, 07/14/2022(1)	205,908
400,000	3.25%, 09/23/2024(1)	421,758
	JP Morgan Chase & Co.
400,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	420,604
300,000	2.97%, 01/15/2023	309,323
	Morgan Stanley
480,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(5)	479,369
200,000	4.00%, 07/23/2025	227,293
350,000	NatWest Markets plc 3.63%, 09/29/2022(1)	368,372
	Santander Holdings USA, Inc.
275,000	3.50%, 06/07/2024	296,141
125,000	3.70%, 03/28/2022	129,548
375,000	Standard Chartered plc 4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(5)	388,979
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	206,970
350,000	6.57%, 01/14/2022(1)	370,325
300,000	Wells Fargo & Co. 2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	311,701

		11,532,070

	Commercial Services - 1.0%
280,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	285,529
	Global Payments, Inc.
255,000	2.65%, 02/15/2025	269,814
300,000	3.80%, 04/01/2021	303,466

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 60,000	IHS Markit Ltd. 4.13%, 08/01/2023	$65,206

		924,015

	Construction Materials - 0.4%
350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	382,258

	Diversified Financial Services - 2.7%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023	154,127
	Air Lease Corp.
75,000	2.63%, 07/01/2022	76,062
375,000	3.50%, 01/15/2022	383,748
165,000	Aircastle Ltd. 5.13%, 03/15/2021	167,204
325,000	Ally Financial, Inc. 3.88%, 05/21/2024	349,521
375,000	Avolon Holdings Funding Ltd. 2.88%, 02/15/2025(1)	353,438
300,000	CNA Financial Corp. 7.25%, 11/15/2023	353,058
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	283,947
	Synchrony Financial
180,000	2.85%, 07/25/2022	185,694
95,000	4.38%, 03/19/2024	103,938

		2,410,737

	Electric - 2.6%
112,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	118,331
	Dominion Energy, Inc.
125,000	2.75%, 01/15/2022	128,121
200,000	3.07%, 08/15/2024(4)	215,952
	Edison International
200,000	2.40%, 09/15/2022	203,002
250,000	2.95%, 03/15/2023	257,856
250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)(6)	252,233
400,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	412,512
155,000	Evergy, Inc. 2.45%, 09/15/2024	164,270
125,000	Exelon Corp. 3.50%, 06/01/2022	130,312
150,000	FirstEnergy Corp. 2.85%, 07/15/2022	153,949
125,000	Public Service Enterprise Group, Inc. 0.80%, 08/15/2025	124,463
150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	154,635

		2,315,636

	Food - 0.3%
225,000	Conagra Brands, Inc. 4.30%, 05/01/2024	250,486

	Gas - 0.3%
240,000	NiSource, Inc. 0.95%, 08/15/2025	239,236

	Healthcare-Products - 0.2%
180,000	Boston Scientific Corp. 3.45%, 03/01/2024	194,491

	Healthcare-Services - 1.4%
205,000	Anthem, Inc. 2.38%, 01/15/2025	217,445

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 140,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	$140,518
	CommonSpirit Health
160,000	1.55%, 10/01/2025	160,421
255,000	2.76%, 10/01/2024	267,221
125,000	HCA, Inc. 4.75%, 05/01/2023	136,411
	Howard University
75,000	2.42%, 10/01/2024	76,221
55,000	2.52%, 10/01/2025	55,944
135,000	2.80%, 10/01/2023	137,729
110,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	111,265

		1,303,175

	Home Builders - 0.2%
175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	182,000

	Insurance - 1.4%
350,000	Globe Life, Inc. 7.88%, 05/15/2023	408,661
250,000	Liberty Mutual Group, Inc. 4.95%, 05/01/2022(1)	266,171
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	181,998
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	106,902
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	256,672

		1,220,404

	Internet - 0.1%
75,000	Netflix, Inc. 5.50%, 02/15/2022	78,797

	Iron/Steel - 0.5%
400,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	424,430

	IT Services - 1.0%
400,000	Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	413,921
300,000	IBM Corp. 3.00%, 05/15/2024	324,289
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	161,976

		900,186

	Lodging - 0.8%
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	455,160
250,000	MGM Resorts International 6.00%, 03/15/2023	259,375

		714,535

	Machinery-Diversified - 0.4%
75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	75,000
275,000	Roper Technologies, Inc. 2.35%, 09/15/2024	290,607

		365,607

	Media - 1.5%
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 02/01/2024	221,283
345,000	Comcast Corp. 3.70%, 04/15/2024	379,975
	Cox Communications, Inc.

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 145,000	2.95%, 06/30/2023(1)	$152,197
134,000	3.15%, 08/15/2024(1)	144,375
65,000	Fox Corp. 4.03%, 01/25/2024	71,306
100,000	ViacomCBS, Inc. 2.90%, 06/01/2023	104,741
225,000	Videotron Ltd. 5.00%, 07/15/2022	235,710

		1,309,587

	Mining - 0.3%
200,000	Anglo American Capital plc 4.13%, 04/15/2021(1)	203,327
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	103,460

		306,787

	Office/Business Equipment - 0.1%
97,000	Xerox Corp. 4.50%, 05/15/2021	98,455

	Oil & Gas - 2.5%
	Aker BP ASA
535,000	3.00%, 01/15/2025(1)	534,404
275,000	4.75%, 06/15/2024(1)	282,542
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	153,169
400,000	Cimarex Energy Co. 4.38%, 06/01/2024	427,053
450,000	Occidental Petroleum Corp. 2.70%, 08/15/2022	416,138
EUR 215,000	Petroleos Mexicanos 3.13%, 11/27/2020(7)	249,890
$ 200,000	Valero Energy Corp. 2.85%, 04/15/2025	204,880

		2,268,076

	Pharmaceuticals - 1.6%
	AbbVie, Inc.
200,000	3.45%, 03/15/2022(1)	207,054
250,000	3.75%, 11/14/2023	272,298
100,000	CVS Health Corp. 2.63%, 08/15/2024	106,662
	Elanco Animal Health, Inc.
450,000	4.91%, 08/27/2021	460,125
105,000	5.27%, 08/28/2023	113,509
13,000	Mylan N.V. 3.75%, 12/15/2020	13,016
250,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	246,104

		1,418,768

	Pipelines - 3.8%
	Energy Transfer Operating L.P.
145,000	2.90%, 05/15/2025	145,911
120,000	4.20%, 09/15/2023	126,461
135,000	4.50%, 04/15/2024	143,257
100,000	4.65%, 06/01/2021	101,312
275,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	273,544
305,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	305,917
150,000	Kinder Morgan Energy Partners L.P. 4.15%, 03/01/2022	156,677
	MPLX L.P.
100,000	3.38%, 03/15/2023	105,243
200,000	3.50%, 12/01/2022	209,235

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 450,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	$466,131
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	253,361
200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	202,448
650,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	650,000
262,000	Williams Cos., Inc. 4.30%, 03/04/2024	285,514

		3,425,011

	Real Estate Investment Trusts - 2.4%
	American Tower Corp.
150,000	3.38%, 05/15/2024	162,096
100,000	5.00%, 02/15/2024	113,046
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	278,200
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	318,828
100,000	5.25%, 01/15/2023	109,706
225,000	Equinix, Inc. 1.00%, 09/15/2025	224,044
240,000	Federal Realty Investment Trust 1.25%, 02/15/2026	239,331
155,000	SBA Tower Trust 2.84%, 01/15/2050(1)	164,219
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	104,584
400,000	Ventas Realty L.P. 2.65%, 01/15/2025	422,122

		2,136,176

	Retail - 0.4%
250,000	AutoNation, Inc. 3.35%, 01/15/2021	250,688
130,000	CVS Health Corp. 3.70%, 03/09/2023	139,158

		389,846

	Semiconductors - 0.5%
	Broadcom, Inc.
150,000	3.13%, 10/15/2022	157,157
150,000	3.63%, 10/15/2024	163,673
155,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	173,644

		494,474

	Telecommunications - 0.7%
125,000	AT&T, Inc. 3.00%, 06/30/2022	129,730
150,000	Nokia Oyj 3.38%, 06/12/2022	153,188
143,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	145,097
150,000	Verizon Communications, Inc. 5.15%, 09/15/2023	168,683

		596,698

	Transportation - 1.5%
400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	418,575
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
175,000	2.70%, 03/14/2023(1)	182,662
110,000	2.70%, 11/01/2024(1)	116,863
250,000	4.13%, 08/01/2023(1)	271,343

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 355,000	TTX Co. 3.60%, 01/15/2025(1)	$392,367

		1,381,810

	Trucking & Leasing - 1.2%
200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	200,488
250,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	254,372
325,000	DAE Funding LLC 5.25%, 11/15/2021(1)	329,114
250,000	GATX Corp. 4.35%, 02/15/2024	274,010

		1,057,984

	Total Corporate Bonds (cost $40,668,694)	$42,292,482

Municipal Bonds - 0.4%
	Transportation - 0.4%
	Chicago, IL, Transit Auth
100,000	2.21%, 12/01/2025	101,086
210,000	5.37%, 12/01/2022	227,197

		328,283

	Total Municipal Bonds (cost $321,627)	$328,283

Senior Floating Rate Interests - 20.7%(8)
	Aerospace/Defense - 0.2%
193,281	TransDigm, Inc. 2.40%, 11/30/2020, 1 mo. USD LIBOR + 2.250%	$181,539

	Airlines - 0.1%
120,000	SkyMiles IP Ltd. 4.75%, 01/19/2021, 1 mo. USD LIBOR + 3.750%	119,425

	Auto Parts & Equipment - 0.7%
108,625	Adient U.S. LLC 4.49%, 11/09/2020, 3 mo. USD LIBOR + 4.250%	106,941
132,985	Altra Industrial Motion Corp. 2.15%, 11/30/2020, 3 mo. USD LIBOR + 2.000%	130,118
EUR 145,013	Clarios Global L.P. 3.75%, 11/30/2020, 3 mo. EURIBOR + 3.750%	164,624
$ 96,750	IAA, Inc. 2.44%, 11/30/2020, 3 mo. USD LIBOR + 2.250%	93,525
174,986	Panther BF Aggregator 2 3.65%, 11/30/2020, 3 mo. USD LIBOR + 3.500%	169,693

		664,901

	Beverages - 0.2%
EUR 140,000	Sunshine Investments B.V. 0.00%, 03/28/2025(9)	161,122

	Chemicals - 0.3%
100,000	Nouryon Finance B.V. 3.25%, 11/05/2020, 3 mo. EURIBOR + 3.250%	114,089
$ 95,965	Nouryon USA LLC 3.15%, 11/16/2020, 1 mo. USD LIBOR + 3.000%	92,799
99,250	Univar Solutions USA, Inc. 2.15%, 11/30/2020, 1 mo. USD LIBOR + 2.000%	96,417

		303,305

	Commercial Services - 2.2%
122,802	BrightView Landscapes LLC 2.69%, 11/30/2020, 3 mo. USD LIBOR + 2.500%	120,447
219,450	Deerfield Dakota Holding LLC 4.75%, 11/27/2020, 1 mo. USD LIBOR + 3.750%	215,702
199,000	Dun & Bradstreet Corp. 3.91%, 11/27/2020, 1 mo. USD LIBOR + 4.000%	195,724

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 135,000	Loire Finco Luxembourg S.a.r.l. 3.25%, 04/21/2027, 3 mo. EURIBOR + 3.250%	$153,245
$ 198,500	Quikrete Holdings, Inc. 2.65%, 11/30/2020, 1 mo. USD LIBOR + 2.500%	194,381
214,710	Trans Union LLC 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	209,119
515,930	United Rentals, Inc. 1.90%, 11/30/2020, 3 mo. USD LIBOR + 1.750%	512,984
EUR 100,000	Verisure Holding AB 4.00%, 07/20/2026, 3 mo. EURIBOR + 4.000%	115,903
$ 244,990	WEX, Inc. 2.40%, 11/30/2020, 3 mo. USD LIBOR + 2.250%	235,803

		1,953,308

	Construction Materials - 0.1%
97,750	Hamilton Holdco LLC 2.23%, 12/31/2020, 1 mo. USD LIBOR + 2.000%	94,817

	Distribution/Wholesale - 0.4%
219,780	American Builders & Contractors Supply Co., Inc. 2.15%, 11/30/2020, 1 mo. USD LIBOR + 2.000%	213,083
183,750	HD Supply, Inc. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	181,856

		394,939

	Diversified Financial Services - 0.5%
195,939	AlixPartners, LLP 2.65%, 11/30/2020, 1 mo. USD LIBOR + 2.500%	189,816
162,323	Crown Finance U.S., Inc. 2.77%, 03/31/2021, 3 mo. USD LIBOR + 2.500%	90,265
122,813	Refinitiv U.S. Holdings, Inc. 3.40%, 11/30/2020, 1 mo. USD LIBOR + 3.250%	120,836

		400,917

	Entertainment - 0.5%
100,000	Banijay Entertainment S.A.S 3.89%, 11/05/2020, 1 mo. USD LIBOR + 3.750%	96,750
225,000	Delta (LUX) S.a.r.l. 3.50%, 11/30/2020, 3 mo. USD LIBOR + 2.500%	215,438
100,000	Scientific Games International, Inc. 2.90%, 11/30/2020, 1 mo. USD LIBOR + 2.750%	92,844

		405,032

	Environmental Control - 0.4%
342,045	Clean Harbors, Inc. 1.90%, 11/30/2020, 3 mo. USD LIBOR + 1.750%	340,592

	Food - 0.8%
82,583	B&G Foods, Inc. 2.65%, 11/30/2020, 1 mo. USD LIBOR + 2.500%	81,984
	Froneri International Ltd.
99,750	2.40%, 11/30/2020, 1 mo. USD LIBOR + 2.250%	95,869
EUR 120,000	2.63%, 11/30/2020, 3 mo. EURIBOR + 2.625%	135,938
$ 173,684	Hostess Brands LLC 3.00%, 01/29/2021, 1 mo. USD LIBOR + 2.250%	169,017
244,885	U.S. Foods, Inc. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	233,804

		716,612

	Food Service - 0.2%
193,500	Aramark Services, Inc. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	184,632

	Gas - 0.3%
EUR 100,000	Messer Industries GmbH 2.50%, 12/31/2020, 3 mo. EURIBOR + 2.750%	114,325
$ 187,150	Messer Industries USA, Inc. 2.72%, 12/31/2020, 3 mo. USD LIBOR + 2.500%	182,037

		296,362

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Hand/Machine Tools - 0.1%
$ 105,000	Applecaramel Buyer LLC 0.00%, 10/19/2027(9)	$103,368

	Healthcare-Products - 0.4%
	Avantor Funding, Inc.
160,000	0.00%, 10/29/2027(9)	158,400
41,445	3.25%, 11/30/2020, 1 mo. USD LIBOR + 2.250%	41,013
EUR 99,250	Grifols S.A. 2.25%, 01/14/2021, 3 mo. EURIBOR + 2.250%	113,929

		313,342

	Healthcare-Services - 1.2%
135,000	Bio Lam LCD SELAS 4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	155,289
$ 99,000	Emerald TopCo, Inc. 3.71%, 01/29/2021, 1 mo. USD LIBOR + 3.500%	95,287
165,531	Gentiva Health Services, Inc. 3.44%, 11/30/2020, 1 mo. USD LIBOR + 3.250%	161,806
EUR 185,725	IQVIA, Inc. 2.00%, 12/31/2020, 1 mo. EURIBOR + 2.000%	213,715
$ 107,980	MPH Acquisition Holdings LLC 3.75%, 12/31/2020, 3 mo. USD LIBOR + 2.750%	106,476
124,580	Syneos Health, Inc. 1.90%, 11/30/2020, 3 mo. USD LIBOR + 2.000%	121,739
248,125	Zelis Healthcare Corp. 4.90%, 11/30/2020, 1 mo. USD LIBOR + 4.750%	246,309

		1,100,621

	Household Products - 0.4%
122,481	Diamond (BC) B.V. 3.15%, 11/30/2020, 3 mo. USD LIBOR + 3.000%	116,969
95,460	Reynolds Consumer Products LLC 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	93,521
100,000	Weber-Stephen Products LLC 0.00%, 10/30/2027(9)	98,938

		309,428

	Insurance - 1.3%
149,250	Acrisure LLC 3.65%, 11/30/2020, 1 mo. USD LIBOR + 3.500%	143,572
	Asurion LLC
311,006	3.15%, 11/30/2020, 1 mo. USD LIBOR + 3.000%	305,088
93,939	6.65%, 11/30/2020, 3 mo. USD LIBOR + 6.000%	93,939
244,987	Hub International Ltd. 3.22%, 12/31/2020, 1 mo. USD LIBOR + 3.000%	235,259
127,704	NFP Corp. 3.40%, 11/30/2020, 1 mo. USD LIBOR + 3.250%	121,958
314,400	Sedgwick Claims Management Services, Inc. 3.40%, 11/30/2020, 3 mo. USD LIBOR + 3.250%	301,255

		1,201,071

	IT Services - 0.4%
244,447	Science Applications International Corp. 2.02%, 11/30/2020, 3 mo. USD LIBOR + 1.750%	238,896
107,818	Tempo Acquisition LLC 3.75%, 11/30/2020, 1 mo. USD LIBOR + 3.250%	104,126

		343,022

	Leisure Time - 0.5%
244,471	Caesars Resort Collection LLC 2.90%, 11/30/2020, 3 mo. USD LIBOR + 2.750%	228,649
245,625	Penn National Gaming, Inc. 3.00%, 11/30/2020, 3 mo. USD LIBOR + 2.250%	236,677

		465,326

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Lodging - 0.2%
$ 198,422	Boyd Gaming Corp. 2.34%, 11/05/2020, 3 mo. USD LIBOR + 2.250%	$192,531

	Media - 3.0%
EUR 100,000	Adevinta ASA 0.00%, 10/23/2027(9)	116,246
$ 100,000	Alliance Laundry Systems LLC 0.00%, 10/08/2027(9)	99,000
311,913	CSC Holdings LLC 2.40%, 11/16/2020, 3 mo. USD LIBOR + 2.250%	300,899
365,346	Gray Television, Inc. 2.65%, 11/02/2020, 3 mo. USD LIBOR + 2.500%	355,208
243,444	ION Media Networks, Inc. 3.19%, 11/30/2020, 1 mo. USD LIBOR + 3.000%	240,618
147,355	MTN Infrastructure TopCo, Inc. 4.00%, 11/30/2020, 3 mo. USD LIBOR + 3.000%	143,533
	Nexstar Broadcasting, Inc.
184,809	2.40%, 11/30/2020, 3 mo. USD LIBOR + 2.250%	179,697
196,928	2.90%, 11/02/2020, 1 mo. USD LIBOR + 2.750%	191,611
114,911	Sinclair Television Group, Inc. 2.65%, 11/30/2020, 1 mo. USD LIBOR + 2.500%	111,176
158,800	Terrier Media Buyer, Inc. 4.40%, 11/30/2020, 1 mo. USD LIBOR + 4.250%	154,335
185,000	UPC Broadband Holding B.V. 0.00%, 01/31/2029(9)	180,144
195,000	Vertical Midco GmbH 4.57%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	191,954
	Virgin Media Bristol LLC
115,000	0.00%, 01/31/2029(9)	112,679
EUR 115,000	0.00%, 01/31/2029(9)	132,059
145,000	Ziggo B.V. 3.00%, 02/15/2021, 3 mo. EURIBOR + 3.000%	164,206

		2,673,365

	Miscellaneous Manufacturing - 0.8%
$ 149,614	Core & Main L.P. 3.75%, 01/29/2021, 3 mo. USD LIBOR + 3.000%	144,659
165,811	H.B. Fuller Co. 2.15%, 11/20/2020, 3 mo. USD LIBOR + 2.000%	162,702
179,100	Ingersoll-Rand Services Co. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	172,832
219,347	USI, Inc. 3.22%, 12/31/2020, 3 mo. USD LIBOR + 3.000%	211,075

		691,268

	Oil & Gas Services - 0.2%
99,500	Buckeye Partners L.P. 2.90%, 11/02/2020, 1 mo. USD LIBOR + 2.750%	97,492
98,750	Lower Cadence Holdings LLC 4.15%, 11/30/2020, 3 mo. USD LIBOR + 4.000%	89,431

		186,923

	Packaging & Containers - 0.4%
200,000	Berry Global, Inc. 2.15%, 11/10/2020, 1 mo. USD LIBOR + 2.000%	197,660
131,958	Flex Acquisition Co., Inc. 3.48%, 01/04/2021, 3 mo. USD LIBOR + 3.250%	126,720
74,377	Reynolds Group Holdings, Inc. 2.90%, 11/30/2020, 3 mo. USD LIBOR + 3.000%	72,900

		397,280

	Pharmaceuticals - 1.4%
216,000	Bausch Health Americas, Inc. 2.90%, 11/27/2020, 3 mo. USD LIBOR + 2.750%	210,691
98,500	Catalent Pharma Solutions, Inc. 3.25%, 11/30/2020, 3 mo. USD LIBOR + 2.250%	97,884

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 463,889	Elanco Animal Health, Inc. 1.90%, 11/02/2020, 1 mo. USD LIBOR + 1.750%	$453,354
122,468	Endo International PLC 5.00%, 12/31/2020, 3 mo. USD LIBOR + 4.250%	116,039
100,000	IQVIA, Inc. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	98,583
100,000	Milano Acquisition Corp. 4.75%, 01/04/2021, 1 mo. USD LIBOR + 4.000%	98,167
213,388	Sunshine Luxembourg S.a.r.l. 5.25%, 12/31/2020, 1 mo. USD LIBOR + 4.250%	211,021

		1,285,739

	Real Estate - 0.5%
147,375	Belron Finance U.S. LLC 2.50%, 11/13/2020, 3 mo. USD LIBOR + 2.500%	142,954
EUR 155,000	Boels Topholding B.V. 4.00%, 01/14/2027, 3 mo. EURIBOR + 4.000%	175,445
$ 100,000	VICI Properties LLC 1.90%, 11/23/2020, 1 mo. USD LIBOR + 1.750%	95,875

		414,274

	Retail - 0.6%
248,357	B.C. Unlimited Liability Co. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	237,906
135,292	Bass Pro Group LLC 5.75%, 12/31/2020, 3 mo. USD LIBOR + 5.000%	134,743
100,000	Harbor Freight Tools USA, Inc. 4.00%, 11/30/2020, 1 mo. USD LIBOR + 3.250%	98,386
105,214	Michaels Stores, Inc. 4.25%, 11/30/2020, 1 mo. USD LIBOR + 3.500%	102,899

		573,934

	Semiconductors - 0.3%
220,174	Microchip Technology, Inc. 2.15%, 11/30/2020, 3 mo. USD LIBOR + 2.000%	217,514

	Software - 1.5%
158,769	CCC Information Services, Inc. 4.00%, 11/30/2020, 1 mo. USD LIBOR + 3.000%	156,885
164,138	Change Healthcare Holdings LLC 3.50%, 01/29/2021, 1 mo. USD LIBOR + 2.750%	160,014
174,125	DCert Buyer, Inc. 4.15%, 11/30/2020, 3 mo. USD LIBOR + 4.000%	170,343
147,610	Go Daddy Operating Co. LLC 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	143,939
190,000	Hyland Software, Inc. 4.25%, 11/30/2020, 1 mo. USD LIBOR + 3.500%	187,015
372,303	SS&C Technologies Holdings Europe S.a.r.l. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	361,472
65,357	SS&C Technologies, Inc. 1.90%, 11/30/2020, 1 mo. USD LIBOR + 1.750%	63,437
99,000	Ultimate Software Group, Inc. 3.90%, 11/30/2020, 3 mo. USD LIBOR + 3.750%	97,158

		1,340,263

	Telecommunications - 0.1%
125,000	Telenet Financing USD LLC 2.15%, 11/16/2020, 6 mo. USD LIBOR + 2.000%	120,603

	Transportation - 0.5%
248,750	Genesee & Wyoming, Inc. 2.22%, 12/31/2020, 1 mo. USD LIBOR + 2.000%	243,198
227,695	Savage Enterprises LLC 3.15%, 11/27/2020, 1 mo. USD LIBOR + 3.000%	222,913

		466,111

	Total Senior Floating Rate Interests (cost $19,005,415)	$18,613,486

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. Government Agencies - 9.4%
	Mortgage-Backed Agencies - 9.4%
	FHLMC - 2.2%
$ 35,670	0.90%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	$35,583
575,000	1.13%, 08/12/2021	579,435
189,992	1.50%, 01/15/2027	192,689
292,873	2.00%, 09/15/2041	299,158
270,187	3.00%, 01/01/2033	289,497
160,975	3.00%, 05/15/2037	162,201
181,971	3.50%, 09/15/2043	190,858
172,906	3.75%, 05/15/2039(4)	179,706

		1,929,127

	FNMA - 6.0%
$189,190	2.00%, 07/25/2039	$190,627
240,708	2.00%, 12/25/2042	247,181
390,721	2.50%, 03/25/2035	405,536
143,184	2.55%, 07/25/2044	147,638
275,402	3.00%, 11/01/2032	295,736
511,468	3.00%, 02/25/2043	541,061
148,680	3.00%, 04/25/2043	154,755
249,214	3.00%, 05/25/2047	258,004
688,107	3.25%, 11/25/2043	714,990
159,657	3.50%, 03/01/2033	169,149
438,125	3.50%, 10/25/2035	480,073
1,050,000	3.50%, 11/17/2035(10)	1,109,309
480,088	3.50%, 07/25/2045	502,533
180,577	3.50%, 07/25/2054	190,198

		5,406,790

	GNMA - 1.2%
$292,062	2.00%, 05/20/2046	$300,262
633,944	2.50%, 10/20/2041	659,170
131,885	2.50%, 07/20/2042	138,284

		1,097,716

	Total U.S. Government Agencies (cost $8,085,703)	$8,433,633

	Total Long-Term Investments (cost $82,612,351)	$84,344,717

Short-Term Investments - 0.3%
	Repurchase Agreements - 0.1%
47,648	Fixed Income Clearing Corp. Repurchase Agreement dated 10/30/2020 at 0.06%, due on 11/02/2020 with a maturity value of $47,648; collateralized by U.S. Treasury Note 2.875%, maturing 05/15/2028, with a market value of $48,610	47,648

	Securities Lending Collateral - 0.2%
198,350	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.02%(11)	198,350
200	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(11)	200

		198,550

	Total Short-Term Investments (cost $246,198)	$246,198

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $82,858,549)	94.1%	$84,590,915
Other Assets and Liabilities	5.9%	5,332,472

Total Net Assets	100.0%	$89,923,387

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2020, the aggregate value of these securities was $25,112,828, representing 27.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2020, the aggregate value of this security was $249,890, representing 0.3% of net assets.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2020.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Represents or includes a TBA transaction.
(11)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	90	12/31/2020	$19,875,937	$(2,274)

Short position contracts:
U.S. Treasury 5-Year Note Future	30	12/31/2020	$3,768,047	$7,199
U.S. Treasury 10-Year Note Future	10	12/21/2020	1,382,187	7,478

Total				$14,677

Total futures contracts				$12,403

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at October 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	(Depreciation)
222,000	EUR	259,074	USD	TDB	11/04/2020	$—	$(455)
258,630	USD	222,000	EUR	CBK	11/04/2020	11	—
2,285,632	USD	1,929,000	EUR	CBK	11/30/2020	37,152	—
259,236	USD	222,000	EUR	TDB	12/03/2020	445	—
Total Foreign Currency Contracts						$37,608	$(455)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
TDB	Toronto-Dominion Bank

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$14,676,833	$—	$14,676,833	$—
Corporate Bonds	42,292,482	—	42,292,482	—
Municipal Bonds	328,283	—	328,283	—
Senior Floating Rate Interests	18,613,486	—	18,613,486	—
U.S. Government Agencies	8,433,633	—	8,433,633	—
Short-Term Investments	246,198	198,550	47,648	—
Foreign Currency Contracts(2)	37,608	—	37,608	—
Futures Contracts(2)	14,677	14,677	—	—

Total	$84,643,200	$213,227	$84,429,973	$—

Liabilities
Foreign Currency Contracts(2)	$(455)	$—	$(455)	$—
Futures Contracts(2)	(2,274)	(2,274)	—	—

Total	$(2,729)	$(2,274)	$(455)	$—

(1)	For the period ended October 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Total Return Bond ETF

  Schedule of Investments

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 14.8%
	Agency Collat PAC CMO - 0.0%
$ 624,585	Freddie Mac Strips 5.00%, 09/15/2036(1)	$118,002

	Asset-Backed - Automobile - 0.2%
1,278,625	Chesapeake Funding LLC 1.95%, 09/15/2031(2)	1,299,387

	Asset-Backed - Finance & Insurance - 3.0%
295,055	AASET Trust 3.35%, 01/16/2040(2)	272,220
61,559	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(3)	61,320
288,852	Atlas Senior Loan Fund Ltd. 1.09%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(2)(4)	286,270
249,942	Avery Point CLO Ltd. 1.30%, 08/05/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	249,509
67,932	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(3)	70,297
46,978	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(2)(3)	48,222
223,171	Bowman Park CLO Ltd. 1.44%, 11/23/2025, 3 mo. USD LIBOR + 1.180%(2)(4)	222,740
936,202	Carlyle Global Market Strategies CLO Ltd. 1.24%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	918,914
330,000	CIFC Funding Ltd. 1.09%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(2)(4)	325,271
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(2)	398,843
766,000	Citigroup Commercial Mortgage Trust 4.13%, 11/15/2049(3)	726,484
737,550	DB Master Finance LLC 3.79%, 05/20/2049(2)	756,018
	Domino’s Pizza Master Issuer LLC
1,668,400	3.08%, 07/25/2047(2)	1,677,259
48,875	4.12%, 07/25/2048(2)	51,626
172,190	Drug Royalty L.P. 1.84%, 10/15/2031, 3 mo. USD LIBOR + 1.600%(2)(4)	169,341
149,008	Eagle RE Ltd. 1.85%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(2)(4)	146,730
1,170,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(2)	1,201,676
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(2)	280,272
1,940,000	GS Mortgage Securities Trust 3.43%, 08/10/2050	2,172,668
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,311,092
250,000	Magnetite VII Ltd. 1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(2)(4)	246,652
125,589	MFA Trust 3.35%, 11/25/2047(2)(5)	125,754
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(2)	2,208,682
235,607	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(2)(5)	235,608
1,560,000	Regional Management Issuance Trust 4.56%, 01/18/2028(2)	1,576,246
	Seasoned Credit Risk Transfer Trust
637,770	3.50%, 08/25/2057	686,821
770,628	3.50%, 08/25/2058	846,364
	Sound Point CLO Ltd.
250,000	1.29%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(2)(4)	246,221
950,000	1.37%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(2)(4)	934,029

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 765,000	Treman Park CLO Ltd. 1.29%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(2)(4)	$761,668
955,000	Voya CLO Ltd. 1.12%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(2)(4)	946,166
598,088	Wendy’s Funding LLC 3.88%, 03/15/2048(2)	632,322
610,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(2)	610,448
245,000	Wingstop Funding LLC 2.84%, 12/05/2050(2)	245,024

		22,648,777

	Asset-Backed - Home Equity - 0.0%
82,137	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(2)(5)	83,014

	Commercial Mortgage-Backed Securities - 3.5%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(2)	958,421
	Banc of America Commercial Mortgage Trust
7,020,518	0.74%, 11/15/2050(1)(3)	300,878
4,437,757	0.80%, 11/15/2054(1)(3)	199,409
	Benchmark Mortgage Trust
20,791,068	0.52%, 07/15/2051(1)(3)	597,870
11,669,829	0.52%, 01/15/2051(1)(3)	343,340
1,869,663	1.79%, 07/15/2053(1)(3)	229,546
2,026,751	BX Commercial Mortgage Trust 1.07%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(2)(4)	2,025,488
785,000	CAMB Commercial Mortgage Trust 2.70%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(2)(4)	747,672
1,300,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	1,404,701
169,167	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(2)(3)	178,278
	Commercial Mortgage Trust
10,777,851	0.58%, 02/10/2047(1)(3)	176,357
1,043,085	2.94%, 01/10/2046	1,082,019
700,000	3.18%, 02/10/2035(2)	745,818
1,120,000	3.69%, 08/10/2047	1,218,861
900,000	3.80%, 08/10/2047	983,183
1,095,125	3.96%, 03/10/2047	1,189,027
1,000,000	4.22%, 07/10/2045(3)	1,068,087
360,000	4.24%, 02/10/2047(3)	393,112
13,529,604	CSAIL Commercial Mortgage Trust 0.75%, 06/15/2057(1)(3)	373,194
1,479,664	DBJPM Mortgage Trust 1.71%, 09/15/2053(1)(3)	165,413
	GS Mortgage Securities Trust
6,630,141	0.67%, 02/13/2053(1)(3)	329,592
890,000	3.63%, 11/10/2047	966,288
100,000	4.07%, 01/10/2047	107,776
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(2)	429,656
	JPMBB Commercial Mortgage Securities Trust
858,821	3.36%, 07/15/2045	898,707
100,000	3.93%, 09/15/2047	109,520
100,000	4.00%, 04/15/2047	108,696
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,537,692
4,443,007	Morgan Stanley Capital Trust 1.42%, 06/15/2050(1)(3)	275,721
670,000	MTRO Commercial Mortgage Trust 1.95%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(2)(4)	643,307
3,755	Structured Agency Credit Risk Trust 0.90%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	3,754
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,049,529

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 807,234	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045	$831,066
	Wells Fargo N.A.
5,786,874	0.60%, 11/15/2062(1)(3)	270,874
14,183,824	0.65%, 11/15/2062(1)(3)	723,696
16,212,892	0.73%, 02/15/2061(1)(3)	718,048
11,093,533	0.89%, 01/15/2063(1)(3)	760,660
3,497,587	0.90%, 05/15/2062(1)(3)	221,226
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,201,307
1,025,000	3.61%, 11/15/2047	1,112,587
100,000	4.00%, 05/15/2047	109,169
100,000	4.05%, 03/15/2047	108,766

		26,898,311

	Other Asset-Backed Securities - 3.7%
	Affirm Asset Securitization Trust
1,115,000	1.90%, 01/15/2025(2)	1,114,965
521,845	3.46%, 10/15/2024(2)	525,151
672,055	ALM XVI Ltd. 1.14%, 07/15/2027, 3 mo. USD LIBOR + 0.900%(2)(4)	668,225
383,037	CF Hippolyta LLC 1.99%, 07/15/2060(2)	386,113
970,000	CIFC Funding Ltd. 1.22%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	953,565
105,152	CSMC Trust 4.13%, 07/25/2058(2)(3)	105,577
260,000	Dewolf Park CLO Ltd. 1.45%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(2)(4)	258,008
415,800	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(2)	438,594
1,549,525	Dryden Senior Loan Fund 1.47%, 04/15/2029, 3 mo. USD LIBOR + 1.123%(2)(4)	1,541,210
450,000	InSite Issuer LLC 1.50%, 09/15/2050(2)	449,286
250,000	Madison Park Funding Ltd. 1.17%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(2)(4)	247,524
56,342	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(2)(3)	58,005
224,010	Neuberger Berman CLO Ltd. 1.04%, 07/15/2027, 3 mo. USD LIBOR + 0.800%(2)(4)	221,740
820,914	New Residential Mortgage LLC 3.79%, 07/25/2054(2)	804,554
925,000	OCP CLO Ltd. 1.34%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(2)(4)	917,999
544,072	OZLM Ltd. 1.50%, 10/20/2031, 3 mo. USD LIBOR + 1.280%(2)(4)	538,310
1,244,589	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(2)(5)	1,247,700
227,707	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(2)	207,956
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(2)	311,047
1,285,879	TICP CLO Ltd. 1.06%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(2)(4)	1,271,041
	Towd Point Mortgage Trust
1,425,000	1.75%, 10/25/2060(2)	1,452,002
917,050	2.75%, 10/25/2056(2)(3)	939,944
1,355,779	2.75%, 06/25/2057(2)(3)	1,402,449
1,867,346	2.75%, 10/25/2057(2)(3)	1,927,559
1,147,432	2.90%, 10/25/2059(2)(3)	1,216,302
1,745,350	3.25%, 03/25/2058(2)(3)	1,825,382
236,584	3.25%, 07/25/2058(2)(3)	247,556
95,531	3.75%, 05/25/2058(2)(3)	101,802
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(2)	1,629,814

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 990,642	4.20%, 11/16/2043(2)	$1,028,327
1,291,812	Vericrest Opportunity Loan Trust 2.98%, 02/25/2050(2)(5)	1,292,790
947,900	VOLT LXXX LLC 3.23%, 10/25/2049(2)(5)	948,585
1,282,941	VOLT LXXXVIII LLC 2.98%, 03/25/2050(2)(5)	1,280,464
705,000	Voya CLO Ltd. 1.41%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(2)(4)	702,375

		28,261,921

	Whole Loan Collateral CMO - 4.4%
7,363,817	Banc of America Commercial Mortgage Trust 1.79%, 03/15/2063(1)(3)	1,083,008
87,698	Bear Stearns Adjustable Rate Mortgage Trust 3.18%, 08/25/2035(3)	86,732
	Bellemeade Re Ltd.
112,143	1.25%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(2)(4)	111,928
59,134	1.45%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(2)(4)	59,125
8,962,300	Benchmark Mortgage Trust 1.23%, 03/15/2062(1)(3)	712,728
58,204	CIM Trust 3.00%, 04/25/2057(2)(3)	59,464
	Connecticut Avenue Securities Trust
676,037	2.25%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(2)(4)	670,312
372,546	2.30%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(2)(4)	335,511
507,057	2.45%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(2)(4)	503,872
	Deephaven Residential Mortgage Trust
1,866,705	2.34%, 01/25/2060(2)(3)	1,881,640
524,101	2.79%, 10/25/2059(2)(3)	531,229
	Fannie Mae Connecticut Avenue Securities
131,195	2.35%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(4)	127,328
146,629	2.40%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(4)	144,429
158,261	2.50%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(4)	154,490
153,234	2.75%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(4)	134,931
956,071	3.15%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(4)	847,545
627,472	3.70%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(4)	644,876
1,155,148	4.40%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(4)	1,193,896
485,159	4.50%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(4)	504,606
1,106,245	4.55%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(4)	1,048,280
523,592	5.05%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(4)	542,622
1,156,341	5.15%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(4)	1,182,728
1,090,298	5.15%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(4)	1,112,940
1,136,557	5.70%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(4)	1,192,910
865,098	5.85%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(4)	915,919
279,134	6.15%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(4)	293,703
288,537	Home Re Ltd. 1.75%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(2)(4)	284,886
413,377	LSTAR Securities Investment Trust 1.85%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(2)(4)	410,552
1,140,805	MetLife Securitization Trust 3.75%, 03/25/2057(2)(3)	1,223,597
986,000	Mortgage Insurance-Linked Notes 2.05%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(2)(4)	978,100
	New Residential Mortgage Loan Trust
342,605	0.90%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	341,847
230,982	3.23%, 08/25/2060(2)(5)	230,959
1,143,247	3.50%, 12/25/2057(2)(3)	1,205,639
601,785	4.00%, 04/25/2057(2)(3)	649,107
633,658	4.00%, 08/27/2057(2)(3)	682,232
834,440	4.00%, 09/25/2057(2)(3)	913,248
	OZLM Ltd.
245,061	1.23%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(2)(4)	241,549
806,527	1.32%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	800,959
620,862	PMT Credit Risk Transfer Trust 2.15%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(2)(4)	561,810

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Preston Ridge Partners Mortgage Trust LLC
$ 1,293,149	2.86%, 09/25/2025(2)(5)	$1,293,395
422,718	3.50%, 10/25/2024(2)(3)	424,906
	Seasoned Credit Risk Transfer Trust
986,406	2.50%, 08/25/2059	1,037,276
569,919	3.50%, 11/25/2057	634,678
1,504,035	3.50%, 07/25/2058	1,681,801
2,493,429	3.50%, 10/25/2058	2,757,259
	Structured Agency Credit Risk Trust
766,681	1.80%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(2)(4)	744,533
55,000	2.25%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(2)(4)	53,675
416,722	Vericrest Opportunity Loan Trust 3.18%, 10/25/2049(2)(5)	417,376

		33,646,136

	Total Asset & Commercial Mortgage-Backed Securities (cost $111,715,601)	$112,955,548

Corporate Bonds - 34.4%
	Advertising - 0.0%
75,000	Lamar Media Corp. 3.75%, 02/15/2028	74,697

	Aerospace/Defense - 0.5%
	Boeing Co.
630,000	5.04%, 05/01/2027	692,276
450,000	5.15%, 05/01/2030	497,309
	L3Harris Technologies, Inc.
750,000	2.90%, 12/15/2029	818,517
505,000	3.85%, 06/15/2023	545,314
	United Technologies Corp.
835,000	3.95%, 08/16/2025	952,520
390,000	4.45%, 11/16/2038	477,321
50,000	4.63%, 11/16/2048	65,272

		4,048,529

	Agriculture - 0.8%
	Altria Group, Inc.
250,000	2.35%, 05/06/2025	263,652
290,000	2.63%, 09/16/2026	309,626
175,000	3.88%, 09/16/2046	177,152
255,000	4.40%, 02/14/2026	293,432
190,000	4.80%, 02/14/2029	223,162
620,000	5.38%, 01/31/2044	765,210
155,000	5.95%, 02/14/2049	205,689
290,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	333,152
	BAT Capital Corp.
855,000	2.26%, 03/25/2028	852,450
585,000	2.79%, 09/06/2024	617,607
890,000	BAT International Finance plc 1.67%, 03/25/2026	893,252
645,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	647,580
715,000	Philip Morris International, Inc. 2.10%, 05/01/2030	730,313

		6,312,277

	Apparel - 0.0%
250,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	268,750

	Auto Manufacturers - 0.1%
720,000	General Motors Co. 6.13%, 10/01/2025	842,640
170,000	General Motors Financial Co., Inc. 0.79%, 11/06/2020, 3 mo. USD LIBOR + 0.540%(4)	170,003

		1,012,643

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Beverages - 1.0%
$ 290,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	$356,312
	Anheuser-Busch InBev Worldwide, Inc.
205,000	3.75%, 07/15/2042	219,691
110,000	4.35%, 06/01/2040	129,544
805,000	4.60%, 04/15/2048	953,833
1,603,000	5.45%, 01/23/2039	2,074,411
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	5,201
170,000	2.88%, 05/01/2030	183,104
572,000	3.15%, 08/01/2029	626,501
1,072,000	3.60%, 02/15/2028	1,207,142
170,000	4.65%, 11/15/2028	204,540
1,049,000	Diageo Capital plc 2.00%, 04/29/2030	1,077,556
165,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	184,040
420,000	PepsiCo, Inc. 3.63%, 03/19/2050	507,705

		7,729,580

	Biotechnology - 0.7%
	Amgen, Inc.
195,000	1.90%, 02/21/2025	202,469
625,000	2.20%, 02/21/2027	656,588
1,595,000	2.30%, 02/25/2031	1,654,579
1,280,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	1,261,464
	Royalty Pharma plc
60,000	1.75%, 09/02/2027(2)	59,517
1,105,000	2.20%, 09/02/2030(2)	1,087,591
295,000	3.30%, 09/02/2040(2)	290,227

		5,212,435

	Chemicals - 0.5%
425,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(2)	436,141
290,000	Chemours Co. 5.38%, 05/15/2027	284,563
	Dow Chemical Co.
450,000	3.60%, 11/15/2050	458,166
156,000	4.80%, 05/15/2049	189,735
885,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	973,263
350,000	LYB International Finance LLC 3.80%, 10/01/2060	333,984
235,000	1.25%, 10/01/2025	235,597
105,000	Olin Corp. 5.13%, 09/15/2027	106,575
	Sherwin-Williams Co.
180,000	3.30%, 05/15/2050	191,560
140,000	4.50%, 06/01/2047	175,381
520,000	Syngenta Finance N.V. 4.89%, 04/24/2025(2)	563,754

		3,948,719

	Commercial Banks - 5.9%
	Bank of America Corp.
430,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	454,145
335,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(7)	346,726
755,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	829,194
105,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(7)	114,550

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,285,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	$2,567,630
860,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(7)	931,632
1,770,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	2,158,989
640,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	673,643
650,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(2)(7)	672,156
500,000	Capital One Financial Corp. 3.90%, 01/29/2024	545,359
550,000	China Construction Bank Corp. 0.97%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	549,989
	Citigroup, Inc.
315,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(7)	326,875
1,705,000	3.20%, 10/21/2026	1,875,159
750,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(7)	810,150
290,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	332,666
595,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(7)	706,474
250,000	Credit Suisse AG 0.54%, 02/04/2022, 3 mo. USD SOFR + 0.450%(4)	250,222
1,225,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(7)(8)	1,304,625
390,000	Credit Suisse Group Funding Guernsey Ltd. 2.51%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(4)	393,873
	Danske Bank A/S
510,000	5.00%, 01/12/2022(2)	534,057
530,000	5.38%, 01/12/2024(2)	594,908
515,000	Fifth Third Bancorp 2.38%, 01/28/2025	543,435
	Goldman Sachs Group, Inc.
100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(7)	103,854
2,355,000	3.50%, 11/16/2026	2,607,322
260,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	296,620
140,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(7)	163,564
305,000	6.75%, 10/01/2037	444,375
	HSBC Holdings plc
245,000	1.91%, 05/25/2021, 3 mo. USD LIBOR + 1.660%(4)	247,045
695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	803,182
	Industrial & Commercial Bank of China Ltd.
200,000	0.98%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	200,064
250,000	1.00%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	250,088
	JP Morgan Chase & Co.
340,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	362,082
520,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(7)	556,756
260,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(7)	274,660
230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(7)	247,601
15,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(7)	16,840

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,100,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	$1,256,196
2,390,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	2,590,150
935,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	1,065,394
420,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	487,343
	Morgan Stanley
1,015,000	2.50%, 04/21/2021	1,025,173
1,260,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	1,342,868
2,145,000	3.13%, 07/27/2026	2,366,733
75,000	4.00%, 07/23/2025	85,235
375,000	5.00%, 11/24/2025	442,005
775,000	PNC Financial Services Group, Inc. 2.20%, 11/01/2024	820,727
470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	487,099
675,000	State Street Corp. 2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(7)	714,623
1,125,000	UBS Group AG 7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(7)(8)	1,253,644
680,000	UBS Group AG 2.65%, 02/01/2022(2)	698,775
650,000	UniCredit S.p.A. 6.57%, 01/14/2022(2)	687,746
	Wells Fargo & Co.
1,710,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(7)	1,803,736
865,000	3.00%, 04/22/2026	942,167
140,000	3.00%, 10/23/2026	152,807
1,570,000	3.07%, 01/24/2023	1,617,456
385,000	3.75%, 01/24/2024	417,942
230,000	4.75%, 12/07/2046	283,036
140,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(7)	189,404

		44,820,769

	Commercial Services - 1.1%
1,400,000	Ashtead Capital, Inc. 4.38%, 08/15/2027(2)	1,466,500
	Equifax, Inc.
352,000	2.60%, 12/15/2025	377,711
110,000	3.10%, 05/15/2030	118,880
245,000	Gartner, Inc. 3.75%, 10/01/2030(2)	250,537
	Global Payments, Inc.
550,000	2.90%, 05/15/2030	584,727
190,000	3.20%, 08/15/2029	205,624
	Howard University, (Assured Guaranty Municipal Cor Insured)
100,000	2.39%, 10/01/2027	99,811
100,000	2.70%, 10/01/2029	100,164
325,000	2.80%, 10/01/2030	328,482
105,000	2.90%, 10/01/2031	107,091
265,000	3.48%, 10/01/2041	259,974
1,330,000	IHS Markit Ltd. 4.13%, 08/01/2023	1,445,391
	Service Corp. International
960,000	3.38%, 08/15/2030	973,200
1,381,000	5.13%, 06/01/2029	1,509,198

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 380,000	United Rentals North America, Inc. 5.88%, 09/15/2026	$399,903

		8,227,193

	Construction Materials - 0.2%
	Carrier Global Corp.
275,000	2.49%, 02/15/2027(2)	288,918
485,000	2.70%, 02/15/2031(2)	508,481
240,000	2.72%, 02/15/2030(2)	250,492
470,000	Standard Industries, Inc. 3.38%, 01/15/2031(2)	457,467

		1,505,358

	Diversified Financial Services - 0.4%
605,000	GE Capital Funding LLC 4.40%, 05/15/2030(2)	661,292
200,000	GE Capital International Funding Co. 4.42%, 11/15/2035	216,266
150,000	Mastercard, Inc. 3.35%, 03/26/2030	174,027
380,000	Navient Corp. 7.25%, 01/25/2022	392,350
1,285,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(2)	1,257,581

		2,701,516

	Electric - 3.0%
	AES Corp.
470,000	3.30%, 07/15/2025(2)	510,194
125,000	5.13%, 09/01/2027	134,073
285,000	Alabama Power Co. 4.15%, 08/15/2044	343,238
40,000	Appalachian Power Co. 6.38%, 04/01/2036	54,510
	Berkshire Hathaway Energy Co.
360,000	1.65%, 05/15/2031(2)	356,163
495,000	3.25%, 04/15/2028	556,118
75,000	4.25%, 10/15/2050(2)	92,854
290,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	289,858
	Cleco Corporate Holdings LLC
355,000	3.38%, 09/15/2029	358,966
156,000	3.74%, 05/01/2026	164,818
20,000	4.97%, 05/01/2046	22,263
	Commonwealth Edison Co.
420,000	3.65%, 06/15/2046	486,397
35,000	4.00%, 03/01/2048	42,233
115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	144,109
95,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	141,605
960,000	Dominion Energy, Inc. 3.38%, 04/01/2030	1,083,055
710,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	872,753
355,000	Duke Energy Corp. 2.65%, 09/01/2026	381,840
385,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	417,865
195,000	Evergy Metro, Inc. 2.25%, 06/01/2030	205,655
	Evergy, Inc.
315,000	2.45%, 09/15/2024	333,838
620,000	2.90%, 09/15/2029	659,744
1,060,000	Exelon Corp. 3.95%, 06/15/2025	1,192,647
	FirstEnergy Corp.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 520,000	2.25%, 09/01/2030	$490,874
165,000	2.65%, 03/01/2030	160,741
85,000	Florida Power & Light Co. 3.99%, 03/01/2049	107,729
	Georgia Power Co.
910,000	2.10%, 07/30/2023	950,553
510,000	4.30%, 03/15/2042	607,899
	IPALCO Enterprises, Inc.
460,000	3.70%, 09/01/2024	499,770
1,745,000	4.25%, 05/01/2030(2)	1,959,020
	ITC Holdings Corp.
640,000	2.95%, 05/14/2030(2)	685,651
30,000	3.25%, 06/30/2026	33,319
	MidAmerican Energy Co.
155,000	3.15%, 04/15/2050	170,573
120,000	3.65%, 08/01/2048	140,302
145,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	166,023
1,055,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	1,093,032
160,000	Oglethorpe Power Corp. 3.75%, 08/01/2050(2)	160,934
	Oncor Electric Delivery Co. LLC
110,000	3.10%, 09/15/2049	120,662
145,000	5.75%, 03/15/2029	189,191
101,000	PacifiCorp 4.13%, 01/15/2049	124,239
110,000	PacifiCorp. 4.15%, 02/15/2050	135,093
125,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	149,322
525,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	564,295
	Puget Energy, Inc.
600,000	3.65%, 05/15/2025	666,856
585,000	4.10%, 06/15/2030(2)	653,832
70,000	Sempra Energy 4.00%, 02/01/2048	79,034
	Southern California Edison Co.
605,000	2.25%, 06/01/2030	610,647
530,000	2.85%, 08/01/2029	556,542
250,000	3.65%, 02/01/2050	261,023
179,000	4.00%, 04/01/2047	193,075
96,000	4.13%, 03/01/2048	106,005
	Southern Co.
115,000	2.95%, 07/01/2023	121,785
515,000	3.25%, 07/01/2026	574,029
995,000	3.70%, 04/30/2030	1,129,260
20,000	4.40%, 07/01/2046	23,927
120,000	Union Electric Co. 4.00%, 04/01/2048	144,602

		22,474,635

	Engineering & Construction - 0.1%
1,147,336	International Airport Finance S.A. 12.00%, 03/15/2033(2)	1,023,997

	Entertainment - 0.1%
335,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	374,041
135,000	WMG Acquisition Corp. 3.88%, 07/15/2030(2)	135,885

		509,926

	Environmental Control - 0.3%
	Clean Harbors, Inc.
1,890,000	4.88%, 07/15/2027(2)	1,975,050

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 45,000	5.13%, 07/15/2029(2)	$48,912

		2,023,962

	Food - 0.6%
	Conagra Brands, Inc.
710,000	1.38%, 11/01/2027	704,062
40,000	4.30%, 05/01/2024	44,531
395,000	4.60%, 11/01/2025	459,109
510,000	4.85%, 11/01/2028	625,788
65,000	5.40%, 11/01/2048	88,922
400,000	Kellogg Co. 3.40%, 11/15/2027	447,537
	Kraft Heinz Foods Co.
25,000	3.75%, 04/01/2030(2)	26,267
50,000	4.25%, 03/01/2031(2)	54,258
660,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	686,407
835,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(2)	885,935
295,000	Sysco Corp. 5.95%, 04/01/2030	376,419
70,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	70,087

		4,469,322

	Food Service - 0.0%
225,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)(9)	226,994

	Forest Products & Paper - 0.2%
1,150,000	Suzano Austria GmbH 5.00%, 01/15/2030	1,260,400

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	90,312
140,000	5.88%, 08/20/2026	153,352
695,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	737,585
	NiSource, Inc.
560,000	3.49%, 05/15/2027	619,556
840,000	3.60%, 05/01/2030	954,142
	Sempra Energy
525,000	3.40%, 02/01/2028	571,793
220,000	3.80%, 02/01/2038	245,353

		3,372,093

	Healthcare-Products - 0.7%
	Alcon Finance Corp.
506,000	2.75%, 09/23/2026(2)	548,216
360,000	3.00%, 09/23/2029(2)	387,883
300,000	Baxter International, Inc. 3.95%, 04/01/2030(2)	355,405
975,000	Becton Dickinson and Co. 3.36%, 06/06/2024	1,051,040
	Boston Scientific Corp.
390,000	1.90%, 06/01/2025	405,804
1,105,000	3.75%, 03/01/2026	1,252,991
190,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	196,412
185,000	Teleflex, Inc. 4.25%, 06/01/2028(2)	193,325
145,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	153,393
1,025,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	1,115,144

		5,659,613

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Healthcare-Services - 0.7%
$ 680,000	Anthem, Inc. 2.25%, 05/15/2030	$698,807
	Centene Corp.
45,000	3.38%, 02/15/2030	46,744
315,000	4.25%, 12/15/2027	331,601
335,000	4.63%, 12/15/2029	364,726
105,000	CommonSpirit Health 3.35%, 10/01/2029	109,621
5,000	Humana, Inc. 2.50%, 12/15/2020	5,012
315,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	337,368
1,600,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(2)	1,574,000
	UnitedHealth Group, Inc.
590,000	2.00%, 05/15/2030	613,952
180,000	2.38%, 08/15/2024	191,506
420,000	2.88%, 08/15/2029	465,384
200,000	3.50%, 08/15/2039	229,439
166,000	3.75%, 10/15/2047	196,804

		5,164,964

	Home Builders - 0.4%
	Lennar Corp.
190,000	4.75%, 11/29/2027	217,550
200,000	5.25%, 06/01/2026	227,040
1,850,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,136,750
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	481,763

		3,063,103

	Household Products/Wares - 0.0%
50,000	Kimberly-Clark Corp. 3.10%, 03/26/2030	57,000

	Insurance - 1.2%
1,430,000	American International Group, Inc. 2.50%, 06/30/2025	1,533,061
490,000	Aon Corp. 2.20%, 11/15/2022	507,226
1,690,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	1,995,001
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	101,750
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	463,267
350,000	4.38%, 03/15/2029	421,116
260,000	4.75%, 03/15/2039	342,360
64,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	65,279
870,000	New York Life Global Funding 2.00%, 01/22/2025(2)	912,722
80,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	89,228
425,000	Progressive Corp. 3.20%, 03/26/2030	484,634
	Unum Group
190,000	4.00%, 06/15/2029	208,197
445,000	4.50%, 03/15/2025	494,859
320,000	4.50%, 12/15/2049	313,817
10,000	Voya Financial, Inc. 4.80%, 06/15/2046	12,201
	Willis North America, Inc.
230,000	2.95%, 09/15/2029	250,442
275,000	3.60%, 05/15/2024	300,054

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 480,000	4.50%, 09/15/2028	$573,790

		9,069,004

	Internet - 0.9%
	Alibaba Group Holding Ltd.
500,000	3.40%, 12/06/2027	557,870
245,000	4.20%, 12/06/2047	303,194
	Amazon.com, Inc.
1,080,000	1.50%, 06/03/2030	1,092,515
630,000	3.88%, 08/22/2037	772,710
1,395,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(2)	1,420,752
	Tencent Holdings Ltd.
420,000	1.81%, 01/26/2026(2)	425,837
635,000	2.39%, 06/03/2030(2)	642,845
255,000	2.99%, 01/19/2023(2)	265,562
620,000	3.60%, 01/19/2028(2)	677,769
515,000	3.98%, 04/11/2029(2)	579,980

		6,739,034

	Iron/Steel - 0.3%
200,000	Commercial Metals Co. 5.38%, 07/15/2027	208,500
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(2)	478,973
$ 200,000	7.75%, 10/17/2029(2)	191,200
534,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	566,615
950,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,000,340

		2,445,628

	IT Services - 0.9%
	Apple, Inc.
1,090,000	2.20%, 09/11/2029	1,164,639
895,000	3.35%, 02/09/2027	1,013,743
190,000	3.45%, 02/09/2045	222,843
1,142,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(2)	1,159,130
	HP, Inc.
375,000	2.20%, 06/17/2025	392,539
375,000	3.00%, 06/17/2027	403,208
	IBM Corp.
795,000	3.50%, 05/15/2029	908,849
100,000	4.25%, 05/15/2049	123,498
	International Business Machines Corp.
890,000	1.95%, 05/15/2030	904,000
280,000	2.95%, 05/15/2050	281,452
380,000	Leidos, Inc. 3.63%, 05/15/2025(2)	420,592

		6,994,493

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
1,081,000	4.25%, 09/01/2024	1,075,054
150,000	5.13%, 05/01/2026	151,875
285,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	288,477

		1,515,406

	Machinery-Diversified - 0.3%
2,280,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,427,105

	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
675,000	4.25%, 02/01/2031(2)	691,733
475,000	5.13%, 05/01/2027(2)	498,750

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 445,000	4.80%, 03/01/2050	$506,944
915,000	5.38%, 05/01/2047	1,091,727
475,000	5.75%, 04/01/2048	592,900
1,130,000	6.48%, 10/23/2045	1,524,157
	Comcast Corp.
305,000	3.20%, 07/15/2036	340,029
330,000	3.25%, 11/01/2039	366,894
105,000	3.40%, 07/15/2046	115,787
635,000	3.75%, 04/01/2040	739,121
180,000	4.05%, 11/01/2052	220,618
425,000	4.60%, 10/15/2038	541,632
90,000	4.65%, 07/15/2042	116,893
210,000	4.70%, 10/15/2048	280,217
70,000	4.75%, 03/01/2044	92,085
70,000	4.95%, 10/15/2058	101,027
803,000	Cox Communications, Inc. 3.15%, 08/15/2024(2)	865,170
1,325,000	CSC Holdings LLC 3.38%, 02/15/2031(2)	1,274,332
	Discovery Communications LLC
265,000	3.95%, 06/15/2025	296,671
420,000	3.95%, 03/20/2028	472,764
112,000	5.30%, 05/15/2049	134,689
500,000	6.35%, 06/01/2040(9)	674,132
	DISH DBS Corp.
230,000	5.88%, 07/15/2022	236,900
60,000	6.75%, 06/01/2021	61,200
32,000	TEGNA, Inc. 5.50%, 09/15/2024(2)	32,600
185,000	Time Warner Cable LLC 6.55%, 05/01/2037	241,706
200,000	Videotron Ltd. 5.38%, 06/15/2024(2)	217,500
725,000	Walt Disney Co. 2.65%, 01/13/2031	779,511

		13,107,689

	Mining - 0.3%
	Anglo American Capital plc
455,000	2.63%, 09/10/2030(2)	455,343
745,000	4.75%, 04/10/2027(2)	856,912
515,000	5.63%, 04/01/2030(2)	632,983
120,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(2)	118,200

		2,063,438

	Miscellaneous Manufacturing - 0.1%
145,000	3M Co. 3.05%, 04/15/2030	163,555
370,000	General Electric Co. 3.63%, 05/01/2030	390,735
280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	282,092
120,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	152,755

		989,137

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
883,000	3.25%, 02/15/2029	881,896
120,000	4.25%, 04/01/2028	123,940

		1,005,836

	Oil & Gas - 0.9%
130,000	Apache Corp. 4.88%, 11/15/2027	122,005

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 320,000	BP Capital Markets America, Inc. 3.63%, 04/06/2030	$360,315
	Equinor ASA
740,000	1.75%, 01/22/2026	767,711
450,000	3.63%, 04/06/2040	508,032
255,000	3.70%, 04/06/2050	283,589
675,000	Exxon Mobil Corp. 4.23%, 03/19/2040	809,253
	Hess Corp.
185,000	7.13%, 03/15/2033	222,976
250,000	7.30%, 08/15/2031	304,783
795,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	879,585
	Ovintiv, Inc.
26,000	6.50%, 08/15/2034	24,415
25,000	6.50%, 02/01/2038	22,852
5,000	7.20%, 11/01/2031	4,959
50,000	7.38%, 11/01/2031	50,317
425,000	QEP Resources, Inc. 5.25%, 05/01/2023	337,875
260,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(2)	272,442
220,000	SM Energy Co. 6.13%, 11/15/2022	166,100
600,000	Tullow Oil plc 7.00%, 03/01/2025(2)	313,500
	Valero Energy Corp.
900,000	2.15%, 09/15/2027	859,590
265,000	4.00%, 04/01/2029	276,592
360,000	4.90%, 03/15/2045	363,602
58,000	WPX Energy, Inc. 5.25%, 09/15/2024	60,030

		7,010,523

	Oil & Gas Services - 0.2%
1,450,000	Borets Finance DAC 6.00%, 09/17/2026(2)	1,455,075
240,000	Halliburton Co. 4.85%, 11/15/2035	252,006

		1,707,081

	Packaging & Containers - 0.4%
200,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(2)	204,000
1,490,000	Ball Corp. 4.00%, 11/15/2023	1,573,641
370,000	Mondelez International, Inc. 1.50%, 05/04/2025	379,972
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(2)	83,600
430,000	5.88%, 08/15/2023(2)	452,414
18,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	18,225

		2,711,852

	Pharmaceuticals - 1.2%
	AbbVie, Inc.
835,000	2.95%, 11/21/2026(2)	911,886
335,000	3.20%, 11/21/2029(2)	366,531
565,000	4.25%, 11/21/2049(2)	659,867
320,000	4.63%, 10/01/2042(2)	384,904
	Bausch Health Cos., Inc.
220,000	5.75%, 08/15/2027(2)	235,950
205,000	7.00%, 03/15/2024(2)	212,431
165,000	Baxalta, Inc. 3.60%, 06/23/2022	172,123

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 705,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(2)	$801,019
460,000	Becton Dickinson and Co. 2.82%, 05/20/2030	491,633
80,000	Bristol-Myers Squibb Co. 3.20%, 06/15/2026	89,551
	CVS Health Corp.
760,000	4.13%, 04/01/2040	862,582
465,000	5.05%, 03/25/2048	589,751
15,000	5.13%, 07/20/2045	18,986
95,000	Evernorth Health, Inc. 1.01%, 11/30/2020, 3 mo. USD LIBOR + 0.750%(4)	95,020
850,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	952,729
	Pfizer, Inc.
530,000	1.70%, 05/28/2030	542,819
230,000	2.63%, 04/01/2030	252,999
90,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	91,451
	Takeda Pharmaceutical Co., Ltd.
280,000	2.05%, 03/31/2030	281,820
200,000	3.18%, 07/09/2050	203,126
945,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	831,600
	Upjohn, Inc.
230,000	1.65%, 06/22/2025(2)	234,843
180,000	2.30%, 06/22/2027(2)	186,189

		9,469,810

	Pipelines - 1.1%
20,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	20,390
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	179,100
	Energy Transfer Operating L.P.
190,000	5.15%, 02/01/2043	177,159
160,000	5.15%, 03/15/2045	148,755
95,000	5.25%, 04/15/2029	102,923
870,000	6.13%, 12/15/2045	884,830
55,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(2)	57,684
1,850,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(2)	1,836,106
640,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2021	643,109
	MPLX L.P.
285,000	1.75%, 03/01/2026	283,427
105,000	4.13%, 03/01/2027	114,950
170,000	4.25%, 12/01/2027	188,465
185,000	4.70%, 04/15/2048	183,244
360,000	5.20%, 03/01/2047	378,420
80,000	5.20%, 12/01/2047	82,889
	ONEOK, Inc.
80,000	3.10%, 03/15/2030	76,784
440,000	5.85%, 01/15/2026	500,362
655,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(2)	732,762
165,000	Sunoco Logistics Partners Operations L.P. 4.00%, 10/01/2027	168,741
140,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(2)	136,627
175,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(2)	180,095
	TransCanada PipeLines Ltd.
540,000	4.10%, 04/15/2030	612,125

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 230,000	4.63%, 03/01/2034	$265,737
100,000	4.75%, 05/15/2038	117,649
70,000	Western Midstream Operating L.P. 5.05%, 02/01/2030	66,407
	Williams Cos., Inc.
24,000	4.90%, 01/15/2045	25,560
85,000	5.80%, 11/15/2043	98,108
116,000	6.30%, 04/15/2040	140,481

		8,402,889

	Real Estate Investment Trusts - 0.5%
370,000	American Tower Corp. 2.40%, 03/15/2025	391,528
760,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	821,411
110,000	Equinix, Inc. 1.80%, 07/15/2027	111,721
	GLP Capital L.P. / GLP Financing II, Inc.
710,000	4.00%, 01/15/2031	742,348
430,000	5.75%, 06/01/2028	489,099
675,000	SBA Tower Trust 2.84%, 01/15/2050(2)	715,146
150,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	157,401
70,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(2)	71,180

		3,499,834

	Retail - 0.8%
100,000	1011778 BC ULC / New Red Finance, Inc. 3.50%, 02/15/2029(2)	99,250
	Alimentation Couche-Tard, Inc.
285,000	2.95%, 01/25/2030(2)	303,649
95,000	3.80%, 01/25/2050(2)	103,126
515,000	AutoZone, Inc. 3.63%, 04/15/2025	571,955
180,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	182,700
780,000	Home Depot, Inc. 3.30%, 04/15/2040	886,973
160,000	Lithia Motors, Inc. 4.63%, 12/15/2027(2)	168,416
	Lowe’s Cos., Inc.
1,245,000	1.70%, 10/15/2030	1,239,448
75,000	3.70%, 04/15/2046	85,173
340,000	4.55%, 04/05/2049	439,547
	McDonald’s Corp.
455,000	3.35%, 04/01/2023	484,437
210,000	3.63%, 09/01/2049	233,933
910,000	4.20%, 04/01/2050	1,102,439
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	84,000
205,000	William Carter Co. 5.63%, 03/15/2027(2)	215,122

		6,200,168

	Savings & Loans - 0.1%
320,000	State Street Corp. 2.90%, 03/30/2026	347,245

	Semiconductors - 1.2%
941,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	1,038,753
	Broadcom, Inc.
2,000	4.25%, 04/15/2026	2,248
2,125,000	5.00%, 04/15/2030	2,499,618
360,000	Entegris, Inc. 4.38%, 04/15/2028(2)	374,400

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Intel Corp.
$ 340,000	3.10%, 02/15/2060	$361,476
145,000	4.10%, 05/19/2046	180,687
	Microchip Technology, Inc.
995,000	2.67%, 09/01/2023(2)	1,032,487
45,000	4.25%, 09/01/2025(2)	46,718
	NXP B.V. / NXP Funding LLC
262,000	4.63%, 06/01/2023(2)	287,262
968,000	4.88%, 03/01/2024(2)	1,084,435
299,000	5.35%, 03/01/2026(2)	353,072
240,000	5.55%, 12/01/2028(2)	296,268
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
285,000	3.15%, 05/01/2027(2)	308,531
136,000	4.30%, 06/18/2029(2)	157,731
110,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	111,375
	QUALCOMM, Inc.
149,000	4.65%, 05/20/2035	195,510
421,000	4.80%, 05/20/2045	566,780

		8,897,351

	Software - 1.3%
1,065,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	1,078,312
	Fidelity National Information Services, Inc.
346,000	3.75%, 05/21/2029	398,709
155,000	4.25%, 05/15/2028	181,892
	Fiserv, Inc.
2,130,000	2.25%, 06/01/2027	2,237,714
575,000	3.20%, 07/01/2026	636,623
330,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	345,675
	Microsoft Corp.
27,000	2.68%, 06/01/2060	27,568
475,000	3.70%, 08/08/2046	583,742
133,000	3.95%, 08/08/2056	170,699
	MSCI, Inc.
15,000	3.63%, 09/01/2030(2)	15,413
301,000	3.88%, 02/15/2031(2)	314,545
1,539,000	5.38%, 05/15/2027(2)	1,642,882
330,000	Open Text Corp. 5.88%, 06/01/2026(2)	343,200
	Oracle Corp.
1,215,000	3.85%, 04/01/2060	1,378,354
345,000	4.00%, 11/15/2047	399,959
240,000	Western Digital Corp. 4.75%, 02/15/2026	258,492

		10,013,779

	Telecommunications - 2.4%
	AT&T, Inc.
1,290,000	3.50%, 02/01/2061	1,200,055
672,000	3.55%, 09/15/2055(2)	636,563
66,000	3.65%, 09/15/2059(2)	62,937
CAD 1,230,000	3.83%, 11/25/2020	924,177
$ 166,000	4.35%, 06/15/2045	183,989
347,000	4.50%, 03/09/2048	388,383
EUR 270,000	Lorca Finco plc 4.25%, 09/23/2027, 3 mo. EURIBOR + 4.250%	313,330
	Nokia Oyj
$ 140,000	4.38%, 06/12/2027	150,501
60,000	6.63%, 05/15/2039	75,300
1,330,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(7)(8)	1,226,925
300,000	Sprint Corp. 7.13%, 06/15/2024	345,060

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 740,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	$862,255
	T-Mobile USA, Inc.
1,155,000	2.05%, 02/15/2028(2)	1,172,325
265,000	3.30%, 02/15/2051(2)	255,312
1,340,000	3.50%, 04/15/2025(2)	1,468,117
1,030,000	3.88%, 04/15/2030(2)	1,157,061
290,000	4.50%, 04/15/2050(2)	337,222
1,545,000	6.50%, 01/15/2026	1,609,890
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	186,160
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	958,050
	Telefonica Emisiones S.A.
420,000	5.21%, 03/08/2047	496,341
45,000	7.05%, 06/20/2036	64,592
	Verizon Communications, Inc.
150,000	4.00%, 03/22/2050	180,738
1,210,000	4.50%, 08/10/2033	1,503,708
1,185,000	4.81%, 03/15/2039	1,538,852
120,000	5.01%, 08/21/2054	168,072
270,000	Vmed UK Financing plc 4.25%, 01/31/2031(2)	270,000
520,000	Vodafone Group plc 6.15%, 02/27/2037	724,815

		18,460,730

	Transportation - 0.4%
	FedEx Corp.
240,000	3.30%, 03/15/2027	266,116
640,000	4.25%, 05/15/2030	768,548
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
705,000	2.70%, 11/01/2024(2)	748,985
625,000	4.00%, 07/15/2025(2)	704,997
	Union Pacific Corp.
860,000	2.97%, 09/16/2062(2)	833,456
10,000	3.84%, 03/20/2060	11,302

		3,333,404

	Water - 0.1%
	American Water Capital Corp.
240,000	2.80%, 05/01/2030	261,649
260,000	4.15%, 06/01/2049	321,594

		583,243

	Total Corporate Bonds (cost $244,878,728)	$262,163,154

Foreign Government Obligations - 2.1%
	Argentina - 0.0%
	Argentine Republic Government International Bond
482,972	0.13%, 07/09/2035(5)	157,932
16,465	1.00%, 07/09/2029	6,750

		164,682

	Bermuda - 0.0%
255,000	Bermuda Government International Bond 2.38%, 08/20/2030(2)	261,694

	Canada - 0.0%
CAD 200,000	New Brunswick Municipal Finance Corp. 3.85%, 11/19/2020	150,328
100,000	Ontario Hydro Corp. Coupon Strip 0.00%, 11/26/2020(10)	74,987

		225,315

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Chile - 0.1%
$ 920,000	Chile Government International Bond 2.55%, 01/27/2032	$957,950

	Dominican Republic - 0.2%
1,335,000	Dominican Republic International Bond 6.40%, 06/05/2049(2)	1,355,158

	Egypt - 0.1%
	Egypt Government International Bond
210,000	7.63%, 05/29/2032(2)	212,436
200,000	8.50%, 01/31/2047(6)	198,584
200,000	8.88%, 05/29/2050(2)	201,860

		612,880

	Ghana - 0.1%
440,000	Ghana Government International Bond 6.38%, 02/11/2027(2)	408,848

	Hungary - 0.0%
200,000	Hungary Government International Bond 6.38%, 03/29/2021	204,710

	Indonesia - 0.0%
	Indonesia Government International Bond
EUR 100,000	2.15%, 07/18/2024(6)	122,746
145,000	2.63%, 06/14/2023(6)	178,200

		300,946

	Italy - 0.0%
70,000	Italy Certificati di Credito del Tesoro 0.01%, 11/27/2020(10)	81,563

	Macedonia - 0.1%
725,000	North Macedonia Government International Bond 3.68%, 06/03/2026(2)	917,879

	Mexico - 0.3%
	Mexico Government International Bond
200,000	1.13%, 01/17/2030	217,279
$200,000	3.25%, 04/16/2030	206,656
400,000	4.50%, 04/22/2029	453,600
845,000	4.75%, 04/27/2032	966,680

		1,844,215

	Panama - 0.0%
295,000	Panama Government International Bond 2.25%, 09/29/2032	300,015

	Peru - 0.0%
180,000	Peruvian Government International Bond 2.39%, 01/23/2026	189,180

	Philippines - 0.0%
220,000	Philippine Government International Bond 2.46%, 05/05/2030	235,088

	Qatar - 0.2%
	Qatar Government International Bond
645,000	3.40%, 04/16/2025(2)	707,487
725,000	3.75%, 04/16/2030(2)	841,719

		1,549,206

	Romania - 0.3%
	Romanian Government International Bond
EUR 266,000	2.12%, 07/16/2031(6)	313,723
184,000	3.62%, 05/26/2030(2)	245,711
$ 552,000	4.00%, 02/14/2051(2)	562,358
EUR 1,024,000	4.63%, 04/03/2049(6)	1,476,097

		2,597,889

	Senegal - 0.2%
	Senegal Government International Bond
440,000	4.75%, 03/13/2028(6)	506,486

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 590,000	6.25%, 05/23/2033(6)	$600,030

		1,106,516

	South Korea - 0.1%
300,000	Export-Import Bank of Korea 1.25%, 03/17/2021, 3 mo. USD LIBOR + 1.000%(4)(6)	300,893
$ 200,000	Korea Development Bank 0.80%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(4)	200,169

		501,062

	Supranational - 0.1%
MXN 13,455,000	Inter-American Development Bank 7.25%, 06/10/2021	638,169

	Tunisia - 0.1%
EUR 390,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(2)	404,537

	United Arab Emirates - 0.2%
	Abu Dhabi Government International Bond
$ 535,000	2.50%, 04/16/2025(2)	567,635
620,000	3.88%, 04/16/2050(2)	736,002

		1,303,637

	Total Foreign Government Obligations (cost $15,483,901)	$16,161,139

Municipal Bonds - 2.1%
	Development - 0.3%
2,080,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	2,289,082

	Education - 0.1%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	282,061
220,000	6.14%, 12/01/2039	225,727
380,000	6.32%, 11/01/2029	391,692

		899,480

	General - 0.9%
	County of Riverside, CA
1,625,000	2.86%, 02/15/2026	1,731,502
1,630,000	3.07%, 02/15/2028	1,749,512
1,430,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	1,444,929
1,530,000	Philadelphia, PA, Auth for Industrial Dev , (NATL Insured) 6.55%, 10/15/2028	1,950,658

		6,876,601

	General Obligation - 0.3%
	California State, GO Taxable
335,000	7.30%, 10/01/2039	541,387
10,000	7.55%, 04/01/2039	17,179
60,000	7.63%, 03/01/2040	102,247
55,000	State of Connecticut, GO 3.00%, 07/01/2021	55,901
	State of Illinois, GO
719,727	4.95%, 06/01/2023(9)	743,478
120,000	5.00%, 01/01/2023	125,592
180,000	5.56%, 02/01/2021	181,633
250,000	6.88%, 07/01/2025	282,155

		2,049,572

	Transportation - 0.4%
250,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	264,988
	Metropolitan Transportation Auth, NY, Rev
700,000	5.00%, 11/15/2050	756,175
1,940,000	5.18%, 11/15/2049	1,976,084

		2,997,247

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Utility - Electric - 0.1%
$ 512,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	$737,772

	Total Municipal Bonds (cost $15,061,328)	$15,849,754

Senior Floating Rate Interests - 4.2%(11)
	Advertising - 0.0%
$ 282,150	Clear Channel Outdoor Holdings, Inc. 3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$256,353

	Aerospace/Defense - 0.1%
	TransDigm, Inc.
317,712	2.40%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$298,430
147,375	2.40%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	138,422

		436,852

	Airlines - 0.1%
98,750	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	98,195
115,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	116,703
160,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 1 mo. USD LIBOR + 3.750%	159,234
148,875	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	130,405

		504,537

	Auto Manufacturers - 0.0%
97,250	Navistar, Inc. 3.65%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	96,156

	Auto Parts & Equipment - 0.1%
232,809	Adient U.S. LLC 4.49%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	229,200
100,746	Altra Industrial Motion Corp. 2.15%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	98,574
228,454	Panther BF Aggregator 2 3.65%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	221,543
99,375	Trico Group LLC 8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	98,381

		647,698

	Beverages - 0.0%
EUR 195,000	Sunshine Investments B.V. 0.00%, 03/28/2025(12)	224,420

	Chemicals - 0.1%
$ 167,051	CMC Materials, Inc. 2.19%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	164,545
181,776	Element Solutions, Inc. 2.15%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	177,574
98,750	Hexion, Inc. 3.73%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	96,874
98,000	LTI Holdings, Inc. 3.65%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	91,070
215,922	Nouryon USA LLC 3.15%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	208,797
99,250	Univar Solutions USA, Inc. 2.15%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	96,417

		835,277

	Commercial Services - 0.4%
112,784	Allied Universal Holdco LLC 4.40%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	110,347
99,750	Amentum Government Services Holdings LLC 3.65%, 01/31/2027, 1 mo. USD LIBOR + 3.500%	95,510
199,000	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	193,848

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 343,844	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	$322,086
392,965	BrightView Landscapes LLC 2.69%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	385,432
284,288	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	279,432
199,000	Dun & Bradstreet Corp. 3.91%, 02/08/2026, 1 mo. USD LIBOR + 4.000%	195,724
EUR 115,000	Loire Finco Luxembourg S.a.r.l. 3.25%, 04/20/2027, 3 mo. EURIBOR + 3.250%	130,542
$ 248,125	Quikrete Holdings, Inc. 2.65%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	242,976
239,098	Trans Union LLC 1.90%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	232,871
EUR 285,000	Verisure Holding AB 4.00%, 07/14/2026, 3 mo. EURIBOR + 4.000%	330,322
100,000	Vertical Midco GmbH 4.25%, 07/31/2027, 3 mo. EURIBOR + 4.250%	115,914
$ 209,886	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	209,256
269,490	WEX, Inc. 2.40%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	259,384

		3,103,644

	Construction Materials - 0.1%
206,325	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	201,200
362,581	Cornerstone Building Brands, Inc. 3.90%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	354,989

		556,189

	Distribution/Wholesale - 0.0%
270,270	American Builders & Contractors Supply Co., Inc. 2.15%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	262,035

	Diversified Financial Services - 0.1%
421,445	AlixPartners, LLP 2.65%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	408,275
285,088	Crown Finance U.S., Inc. 2.77%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	158,532
186,675	Refinitiv U.S. Holdings, Inc. 3.40%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	183,671
98,715	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	96,617
94,569	Victory Capital Holdings, Inc. 2.73%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	92,519

		939,614

	Energy-Alternate Sources - 0.0%
293,927	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	269,311

	Engineering & Construction - 0.0%
247,983	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	230,314

	Entertainment - 0.1%
100,000	Banijay Entertainment S.A.S 3.89%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	96,750
425,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	406,938

		503,688

	Food - 0.1%
	Froneri International Ltd.
159,600	2.40%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	153,390
EUR 120,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	135,938
$ 173,684	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	169,017

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Foods, Inc.
$ 224,969	1.90%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	$214,790
123,750	2.15%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	117,331

		790,466

	Food Service - 0.0%
275,000	Aramark Services, Inc. 1.90%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	262,397

	Gas - 0.0%
295,500	Messer Industries USA, Inc. 2.72%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	287,427

	Hand/Machine Tools - 0.0%
175,000	Applecaramel Buyer LLC 0.00%, 10/19/2027(12)	172,281

	Healthcare-Products - 0.1%
	Avantor Funding, Inc.
320,000	0.00%, 10/29/2027(12)	316,800
81,186	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	80,340
EUR 99,250	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	113,929
$ 200,205	Parexel International Corp. 2.90%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	191,768

		702,837

	Healthcare-Services - 0.3%
EUR 185,000	Bio Lam LCD SELAS 4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	212,803
$ 99,000	Emerald TopCo, Inc. 3.71%, 07/25/2026, 1 mo. USD LIBOR + 3.500%	95,287
294,750	Envision Healthcare Corp. 3.90%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	209,488
253,969	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	251,861
	MED ParentCo L.P.
22,763	4.40%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(13)	21,606
90,775	4.40%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	86,161
312,668	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	308,312
	Pathway Vet Alliance LLC
7,516	4.00%, 03/31/2027, 1 mo. USD LIBOR + 4.000%(13)	7,338
92,021	4.15%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	89,836
124,580	Syneos Health, Inc. 1.90%, 08/01/2024, 3 mo. USD LIBOR + 2.000%	121,739
265,275	Universal Health Services, Inc. 1.90%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	263,949
397,000	Zelis Healthcare Corp. 4.90%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	394,094

		2,062,474

	Household Products - 0.1%
398,717	Diamond (BC) B.V. 3.15%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	380,775
114,552	Reynolds Consumer Products LLC 1.90%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	112,225
155,000	Weber-Stephen Products LLC 0.00%, 10/30/2027(12)	153,354

		646,354

	Insurance - 0.2%
	Asurion LLC
394,141	3.15%, 08/04/2022, 1 mo. USD LIBOR + 2.750%	387,524
285,576	6.65%, 08/04/2025, 3 mo. USD LIBOR + 6.000%	285,576
367,481	Hub International Ltd. 3.22%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	352,888
100,000	Ryan Specialty Group LLC 4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	99,125

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Sedgwick Claims Management Services, Inc.
$ 422,475	3.40%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	$404,811
197,500	4.15%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	191,607

		1,721,531

	IT Services - 0.1%
99,750	Surf Holdings LLC 3.75%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	96,483
260,094	Tempo Acquisition LLC 3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	251,186

		347,669

	Leisure Time - 0.1%
	Caesars Resort Collection LLC
274,038	2.90%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	256,302
110,000	4.65%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	106,391
139,650	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	140,488
245,625	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	236,677

		739,858

	Lodging - 0.1%
234,799	Boyd Gaming Corp. 2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	227,828
114,033	Hilton Worldwide Finance LLC 1.90%, 06/21/2026, 3 mo. USD LIBOR + 1.750%	107,937
173,859	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	166,179

		501,944

	Machinery-Construction & Mining - 0.0%
	Pro Mach Group, Inc.
30,962	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(13)	31,271
93,803	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	90,051

		121,322

	Media - 0.6%
EUR 130,000	Adevinta ASA 0.00%, 10/23/2027(12)	151,120
$ 125,000	Alliance Laundry Systems LLC 0.00%, 10/08/2027(12)	123,750
146,617	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	111,905
381,250	Charter Communications Operating LLC 1.90%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	371,123
344,757	CSC Holdings LLC 2.65%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	333,293
149,246	E.W. Scripps Co. 2.65%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	143,930
237,900	Gray Television, Inc. 2.65%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	231,298
481,250	Houghton Mifflin Harcourt Publishers, Inc. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	446,359
323,005	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	319,254
294,710	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	287,066
158,503	Nexstar Broadcasting, Inc. 2.90%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	154,224
EUR 99,500	Nielsen Holding & Finance B.V. 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	115,757
$ 243,163	Terrier Media Buyer, Inc. 4.40%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	236,325
235,000	UPC Broadband Holding B.V. 0.00%, 01/31/2029(12)	228,832
350,000	Vertical Midco GmbH 4.57%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	344,533

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 155,000	Virgin Media Bristol LLC 0.00%, 01/31/2029(12)	$177,993
$ 242,616	Web.com Group, Inc. 3.90%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	233,140
98,944	William Morris Endeavor Entertainment LLC 2.90%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	83,820
150,000	Ziggo Financing Partnership 2.65%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	143,727

		4,237,449

	Metal Fabricate/Hardware - 0.0%
107,759	RBS Global, Inc. 1.90%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	106,623

	Miscellaneous Manufacturing - 0.1%
179,100	Ingersoll-Rand Services Co. 1.90%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	172,831
149,244	Momentive Performance Materials USA LLC 3.40%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	141,130
294,189	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	283,095

		597,056

	Oil & Gas - 0.0%
174,112	NorthRiver Midstream Finance L.P. 3.48%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	162,403

	Oil & Gas Services - 0.0%
108,625	Lower Cadence Holdings LLC 4.15%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	98,374

	Packaging & Containers - 0.1%
	Berry Global, Inc.
275,000	2.15%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	271,782
158,000	2.15%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	152,750
241,733	Flex Acquisition Co., Inc. 4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	235,344
120,556	Reynolds Group Holdings, Inc. 2.90%, 02/05/2023, 3 mo. USD LIBOR + 3.000%	118,161

		778,037

	Pharmaceuticals - 0.2%
184,000	Bausch Health Americas, Inc. 2.90%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	179,477
102,165	Bausch Health Americas, Inc. 3.15%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	99,654
98,500	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	97,884
415,058	Elanco Animal Health, Inc. 1.90%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	405,632
244,937	Endo International PLC 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	232,078
200,000	IQVIA, Inc. 1.90%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	197,166
125,000	Milano Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	122,709
327,525	Sunshine Luxembourg S.a.r.l. 5.25%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	323,893

		1,658,493

	Real Estate - 0.1%
196,500	Belron Finance U.S. LLC 2.50%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	190,605
EUR 225,000	Boels Topholding B.V. 4.00%, 02/05/2027, 3 mo. EURIBOR + 4.000%	254,679
$ 230,000	VICI Properties LLC 1.90%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	220,513

		665,797

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Retail - 0.3%
$ 248,357	B.C. Unlimited Liability Co. 1.90%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	$237,906
264,545	Bass Pro Group LLC 5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	263,471
367,709	Beacon Roofing Supply, Inc. 2.40%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	355,472
292,851	Harbor Freight Tools USA, Inc. 4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	288,124
127,387	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	120,876
200,000	Les Schwab Tire Centers 0.00%, 10/28/2027(12)	198,000
205,166	PetSmart, Inc. 4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	202,717
226,478	Staples, Inc. 5.25%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	207,284

		1,873,850

	Semiconductors - 0.0%
125,814	Microchip Technology, Inc. 2.15%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	124,294

	Software - 0.3%
243,115	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	240,230
219,441	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.750%	213,929
189,050	DCert Buyer, Inc. 4.15%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	184,944
119,685	Epicor Software Corp. 5.25%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	119,117
221,415	Go Daddy Operating Co. LLC 1.90%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	215,908
472,299	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	464,879
34,170	MA FinanceCo. LLC 2.65%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	32,120
100,000	Navicure, Inc. 4.75%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	98,500
255,063	Playtika Holding Corp. 7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	254,889
230,754	Seattle Spinco, Inc. 2.65%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	216,908
97,974	SS&C Technologies Holdings Europe S.a.r.l. 1.90%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	95,124
117,643	SS&C Technologies, Inc. 1.90%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	114,188
	Ultimate Software Group, Inc.
198,497	3.90%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	194,803
145,000	4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	144,004

		2,589,543

	Telecommunications - 0.2%
146,970	Altice France S.A. 3.84%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	141,882
208,425	CenturyLink, Inc. 2.40%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	200,278
100,000	Consolidated Communications, Inc. 0.00%, 10/02/2027(12)	99,000
100,000	LCPR Loan Financing LLC 5.15%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	99,875
170,000	Telenet Financing USD LLC 2.15%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	164,019
166,388	Univision Communications, Inc. 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	160,695
	Zayo Group Holdings, Inc.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 164,175	3.15%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	$157,949
EUR 99,500	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	112,933

		1,136,631

	Textiles - 0.0%
245,625	ASP Unifrax Holdings, Inc. 3.97%, 12/14/2025, 3 mo. USD LIBOR + 3.750%	215,597

	Transportation - 0.1%
141,194	Dynasty Acquisition Co., Inc. 3.72%, 04/08/2026, 1 mo. USD LIBOR + 3.500%	125,883
402,253	Savage Enterprises LLC 3.15%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	393,806
75,911	Standard Aero Ltd. 3.72%, 04/08/2026, 1 mo. USD LIBOR + 3.500%	67,679

		587,368

	Total Senior Floating Rate Interests (cost $32,924,216)	$32,054,163

U.S. Government Agencies - 40.9%
	Mortgage-Backed Agencies - 40.9%
	FHLMC - 3.8%
$ 3,116,856	0.48%, 01/25/2034(1)(3)	$153,509
1,582,966	0.64%, 10/25/2026(1)(3)	52,410
3,364,746	0.75%, 06/25/2027(1)(3)	147,318
137,614	0.90%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(4)	137,629
4,283,978	1.12%, 06/25/2030(1)(3)	394,248
3,486,729	1.13%, 01/25/2030(1)(3)	305,914
41,334	1.35%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(4)	41,406
3,329,442	1.43%, 05/25/2030(1)(3)	387,986
2,084,633	1.57%, 05/25/2030(1)(3)	264,240
553,368	1.75%, 10/15/2042	565,124
508,801	1.95%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(4)	496,941
460,997	2.00%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(2)(4)	451,581
614,849	2.20%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(2)(4)	602,472
152,608	2.35%, 02/25/2024, 1 mo. USD LIBOR + 2.200%(4)	152,713
1,140,174	2.50%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(2)(4)	1,120,076
181,141	2.60%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(2)(4)	178,259
3,265,319	3.00%, 10/01/2032	3,421,462
7,570	3.00%, 05/15/2041	8,164
207,583	3.00%, 07/01/2047	217,598
357,626	3.00%, 01/01/2048	373,605
1,819,055	3.00%, 08/01/2050	1,902,730
1,345,554	3.50%, 05/15/2034(1)	113,515
1,804,456	3.50%, 10/15/2042	1,932,677
1,479,211	3.50%, 12/01/2046	1,577,038
1,008,379	3.50%, 01/01/2047	1,084,367
226,024	3.50%, 03/15/2047	248,085
394,489	3.50%, 06/01/2047	417,945
431,119	3.50%, 01/01/2048	457,398
14,231	3.50%, 03/01/2048	15,077
736,519	3.50%, 12/01/2048	779,979
954,694	4.00%, 05/01/2038	1,025,221
991,192	4.00%, 05/25/2040(1)	121,433
278,408	4.00%, 11/15/2040	316,969
21,283	4.00%, 01/01/2042	23,481
270,630	4.00%, 03/01/2042	301,939
10,563	4.00%, 04/01/2042	11,654
38,236	4.00%, 06/01/2042	42,196
649,929	4.00%, 11/01/2047	698,514
1,006,873	4.00%, 12/01/2047	1,099,470
950,518	4.40%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(4)	871,695
895,736	5.00%, 09/01/2031	982,545
368,609	5.00%, 07/01/2035	425,058
183,988	5.00%, 09/01/2035	212,111
21,658	5.00%, 10/01/2035	24,942
19,568	5.00%, 11/01/2035	22,567

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 165,749	5.00%, 12/01/2035	$191,144
8,704	5.00%, 06/01/2036	10,043
173,403	5.00%, 11/01/2036	199,818
145,727	5.00%, 12/01/2036	167,949
163,143	5.00%, 02/01/2037	187,993
80,396	5.00%, 02/01/2038	92,695
119,792	5.00%, 02/01/2039	138,128
290,894	5.00%, 02/15/2048(1)	52,187
147,707	5.00%, 09/01/2048	162,651
109,547	5.00%, 10/01/2048	120,349
119,967	5.00%, 12/01/2048	131,679
93,960	5.00%, 02/01/2049	103,134
454,113	5.30%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(4)	473,225
18,489	5.50%, 02/01/2029	20,501
606,105	5.50%, 07/15/2034(1)	128,291
21,409	5.50%, 03/01/2035	25,203
19,350	5.50%, 12/01/2038	21,457
814,645	5.50%, 05/15/2040(1)	178,802
762,468	5.50%, 06/15/2046(1)	161,758
694,200	5.50%, 10/15/2046(1)	147,323
1,154,083	5.50%, 02/01/2049	1,284,270
157,225	5.50%, 03/01/2049	174,848
640,659	5.70%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(4)	673,550

		29,028,259

	FNMA - 6.4%
$ 2,630,193	0.35%, 01/25/2030(1)(3)	$58,009
6,823,845	1.33%, 06/25/2034(1)(3)	699,493
3,352,828	1.57%, 05/25/2029(1)(3)	321,767
6,353	2.00%, 09/25/2041	6,536
12,020	2.00%, 12/25/2041	12,403
761,200	2.00%, 03/25/2044	782,849
813,430	2.00%, 05/25/2044	839,136
11,917	2.50%, 12/25/2041	12,294
15,763	2.50%, 03/25/2046	16,508
370,000	2.88%, 11/01/2027	410,369
255,000	3.00%, 07/01/2027	284,130
330,000	3.00%, 12/01/2029	370,478
2,159,114	3.00%, 04/25/2033(1)	148,720
472,396	3.00%, 08/01/2033	494,605
833,735	3.00%, 08/25/2042	872,180
1,092,908	3.00%, 11/25/2042	1,176,438
17,429	3.00%, 02/25/2043	18,080
121,991	3.00%, 01/25/2046	131,162
1,982,844	3.00%, 02/25/2047	2,095,998
143,049	3.00%, 05/25/2047	148,094
1,124,067	3.00%, 09/25/2047	1,204,117
952,756	3.00%, 08/25/2049	1,024,806
48,031	3.00%, 12/25/2054	50,538
198,007	3.10%, 02/01/2027	220,686
498,992	3.10%, 12/01/2027	560,320
345,000	3.16%, 08/01/2027	387,726
600,000	3.18%, 02/01/2027	671,615
324,514	3.22%, 07/01/2032	361,540
1,090,192	3.50%, 08/25/2033(1)	119,026
1,010,418	3.50%, 04/25/2034(1)	70,954
2,769,542	3.50%, 05/01/2037	2,921,521
1,530,476	3.50%, 11/25/2039(1)	162,314
7,777	3.50%, 05/25/2042	8,417
406,920	3.50%, 07/25/2044	426,849
11,879	3.50%, 03/25/2045	12,189
579,065	3.50%, 12/01/2045	618,073
532,025	3.50%, 01/01/2046	570,750
387,030	3.50%, 03/01/2046	415,517
1,597,550	3.50%, 12/01/2046	1,732,986
706,448	3.50%, 05/01/2047	755,955

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,092,746	3.50%, 09/01/2047	$1,156,868
720,591	3.50%, 12/01/2047	763,703
1,034,138	3.50%, 01/01/2048	1,092,581
804,877	3.50%, 02/01/2048	854,083
111,859	3.50%, 02/25/2048	117,332
207,273	3.50%, 06/01/2048	218,702
1,068,689	3.50%, 07/01/2048	1,140,411
249,870	3.50%, 11/01/2048	264,574
535,439	3.50%, 03/25/2049	575,719
1,129,048	3.50%, 04/25/2049	1,233,217
1,130,741	3.50%, 05/25/2053	1,190,700
595,904	3.50%, 07/25/2054	627,654
1,302,326	3.50%, 05/01/2056	1,440,029
583,509	3.50%, 05/25/2056	611,465
335,632	3.50%, 10/25/2056	359,820
1,214,934	3.50%, 11/25/2057	1,313,169
1,882,331	3.50%, 05/01/2058	2,081,284
146,639	4.00%, 08/01/2038	161,442
4,985	4.00%, 11/01/2040	5,497
58,923	4.00%, 02/01/2041	64,743
797,124	4.00%, 06/01/2041	869,626
9,852	4.00%, 09/01/2041	10,861
19,540	4.00%, 10/01/2041	21,361
361,513	4.00%, 01/01/2042	398,499
388,861	4.00%, 02/01/2042	433,319
132,732	4.00%, 05/01/2042	146,377
4,226	4.00%, 09/01/2042	4,831
2,046,820	4.00%, 01/01/2043	2,257,567
39,988	4.00%, 10/01/2043	43,946
1,559,044	4.00%, 10/01/2047	1,675,394
818,771	4.00%, 11/01/2047	880,503
1,223,506	4.00%, 01/01/2049	1,305,140
1,344,051	4.50%, 04/01/2048	1,459,196
695,896	4.50%, 09/25/2048(1)	108,093
559,043	4.50%, 04/01/2049	604,151
1,609,585	4.50%, 01/01/2051	1,800,535
21,117	5.00%, 02/01/2036	24,355
7,958	5.00%, 03/01/2036	9,177
601,836	5.00%, 06/25/2048(1)	112,120
678,775	5.50%, 08/25/2038(1)	141,453
637,118	5.50%, 04/25/2044(1)	124,779
481,613	6.50%, 03/25/2045(1)	127,637

		49,027,061

	GNMA - 10.3%
$ 271,178	1.75%, 09/20/2043	$276,725
543,013	2.00%, 01/20/2042	558,125
260,181	2.00%, 06/16/2042	268,411
205,703	2.50%, 05/20/2040	211,770
4,875,000	2.50%, 11/19/2050(14)	5,106,182
8,000,000	2.50%, 12/21/2050(14)	8,360,000
1,285,971	3.00%, 02/20/2047	1,359,537
322,934	3.00%, 10/20/2047	336,959
8,301,802	3.00%, 07/20/2050	8,731,958
9,265,000	3.00%, 11/19/2050(14)	9,670,407
9,200,000	3.00%, 12/21/2050(14)	9,601,125
524,732	3.50%, 11/20/2042	566,648
311,005	3.50%, 07/20/2046	333,787
311,490	3.50%, 10/20/2046	334,372
1,428,638	3.50%, 02/20/2047	1,526,999
408,819	3.50%, 05/20/2047	435,065
429,811	3.50%, 07/20/2047	460,403
324,406	3.50%, 11/20/2047	345,731
402,330	3.50%, 03/20/2048	427,175
10,612,000	3.50%, 11/19/2050(14)	11,185,918
734,563	3.88%, 08/15/2042	806,274

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 638,840	4.00%, 09/20/2042(1)	$84,322
450,963	4.00%, 12/20/2044(1)	69,897
1,239,731	4.00%, 08/20/2045	1,344,812
217,574	4.00%, 09/20/2047	235,655
69,819	4.00%, 04/20/2048	75,024
947,946	4.00%, 06/20/2049	1,009,608
4,144,000	4.00%, 11/19/2050(14)	4,408,342
1,313,491	4.50%, 06/16/2043(1)	239,544
687,717	4.50%, 05/20/2045	121,358
1,034,223	4.50%, 08/20/2045	176,995
1,069,909	4.50%, 12/16/2046(1)	165,664
776,337	4.50%, 05/20/2048(1)	109,840
510,320	4.50%, 06/20/2048(1)	91,647
5,820,000	4.50%, 11/19/2050(14)	6,242,064
540,086	5.00%, 12/20/2043(1)	112,382
1,012,725	5.00%, 07/16/2044(1)	151,274
557,861	5.00%, 11/16/2046(1)	100,895
513,272	5.00%, 06/16/2047(1)	88,645
638,621	5.00%, 11/16/2047(1)	112,836
2,065,000	5.00%, 11/19/2050(14)	2,240,202
456,718	5.50%, 02/20/2044(1)	86,571
368,872	5.50%, 09/15/2045	430,516
511,863	5.50%, 09/20/2045(1)	109,235

		78,710,899

	UMBS - 20.4%
$ 17,850,000	1.50%, 11/17/2035(14)	$18,224,780
7,725,000	2.00%, 11/17/2035(14)	8,012,726
30,186,000	2.00%, 11/15/2050(14)	31,135,208
30,000,000	2.00%, 12/14/2050(14)	30,876,562
1,925,000	2.50%, 11/17/2035(14)	2,000,534
4,635,000	2.50%, 11/12/2050(14)	4,829,996
2,281,000	3.00%, 11/17/2035(14)	2,388,144
15,805,000	3.00%, 11/12/2050(14)	16,518,802
9,860,000	3.00%, 12/14/2050(14)	10,306,656
7,233,000	3.50%, 11/12/2050(14)	7,638,020
9,148,000	4.00%, 11/12/2050(14)	9,771,565
6,350,000	4.50%, 11/12/2050(14)	6,867,054
6,300,000	4.50%, 12/14/2050(14)	6,813,967
240,000	5.00%, 11/12/2050(14)	263,700

		155,647,714

	Total U.S. Government Agencies (cost $310,615,345)	$312,413,933

U.S. Government Securities - 21.4%
	U.S. Treasury Securities - 21.4%
	U.S. Treasury Bonds - 11.4%
$ 1,064,449	1.00%, 02/15/2048(15)	$1,433,416
7,420,000	1.25%, 05/15/2050	6,740,606
1,450,000	1.38%, 08/15/2050	1,360,734
1,695,000	2.25%, 08/15/2049	1,944,681
3,145,000	2.88%, 08/15/2045	4,015,158
2,525,000	3.00%, 11/15/2045	3,295,717
700,000	3.00%, 02/15/2047	918,203
1,395,000	3.00%, 02/15/2048	1,836,387
2,645,000	3.13%, 08/15/2044	3,503,282
1,390,000	3.13%, 05/15/2048	1,871,668
2,625,000	3.38%, 05/15/2044	3,604,966
7,675,000	3.63%, 08/15/2043	10,891,005
23,825,000	3.63%, 02/15/2044(16)	33,893,855
8,268,000	3.75%, 11/15/2043	11,956,626

		87,266,304

	U.S. Treasury Notes - 10.0%
19,080,000	0.13%, 10/31/2022	19,068,821
3,383,674	0.38%, 01/15/2027(15)	3,693,888

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 4,473,519	0.63%, 01/15/2026(15)		$4,894,223
22,330,000	0.63%, 05/15/2030		21,893,867
6,065,000	0.63%, 08/15/2030		5,932,328
3,936,920	0.88%, 01/15/2029(15)		4,536,992
805,592	1.00%, 02/15/2049(15)		1,096,308
13,335,000	2.75%, 06/30/2025		14,811,226

			75,927,653

	Total U.S. Government Securities (cost $150,034,771)		$163,193,957

Common Stocks - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC(17) (18)		7,411

	Total Common Stocks (cost $8,444)		$7,411

	Total Long-Term Investments (cost $880,722,334)		$914,799,059

Short-Term Investments - 7.4%
	Repurchase Agreements - 7.3%
55,535,942	Fixed Income Clearing Corp. Repurchase Agreement dated 10/30/2020 at 0.060%, due on 11/02/2020 with a maturity value of $55,536,220; collateralized by U.S. Treasury Note 1.500%, maturing 02/15/2030, with a market value of $10,674,728; collateralized by U.S. Treasury Note 0.125%, maturing 07/15/2030, with a market value of $27,636,028; collateralized by U.S. Treasury Note 0.125%, maturing 01/15/2030, with a market value of $18,335,990		55,535,942

	Securities Lending Collateral - 0.1%
1,219,370	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.02%(19)		1,219,370
1,230	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(19)		1,230

			1,220,600

	Total Short-Term Investments (cost $56,756,542)		$56,756,542

	Total Investments Excluding Purchased Options (cost $937,478,876)	127.3%	$971,555,601
	Total Purchased Options (cost $218,699)	0.0%	$140,207

	Total Investments (cost $937,697,575)	127.3%	$971,695,808
	Other Assets & Liabilities	(27.3)%	(208,542,910)

	Total Net Assets	100.0%	$763,152,898

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Securities disclosed are interest-only strips.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2020, the aggregate value of these securities was $141,872,879, representing 18.6% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2020. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2020, the aggregate value of these securities was $9,816,081, representing 1.3% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(10)	Security is a zero-coupon bond.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2020.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)

This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2020, the aggregate value of the unfunded commitment was $60,215, which rounds to 0.0% of total net assets.

(14)	Represents or includes a TBA transaction.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2020, the market value of securities pledged was $7,369,157.
(17)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At October 31, 2020, the aggregate fair value of this security was $7,411, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(18)	Investment valued using significant unobservable inputs.
(19)	Current yield as of period end.

OTC Swaption Contracts Outstanding at October 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/25/2021	MSC	1.02%	Pay	10/25/2021	USD	2,066,000	2,066,000	$49,547	$47,518	$2,029

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/18/2022	BOA	0.57%	Pay	08/18/2022	USD	2,273,000	2,273,000	$40,941	$32,731	$8,210
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/25/2021	MSC	1.02%	Pay	10/25/2021	USD	2,066,000	2,066,000	49,660	47,518	2,142
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 11/23/2020	BOA	1.70%	Receive	11/23/2020	USD	3,630,000	3,630,000	59	90,932	(90,873)

Total Puts								$90,660	$171,181	$(80,521)

Total purchased OTC swaption contracts								$140,207	$218,699	$(78,492)

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at October 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
CDX.NA.IG.35.V1	GSC	55.00%	Pay	11/18/2020	USD	(27,605,000)	27,605,000	$(10,155)	$(49,689)	$39,534
CDX.NA.IG.35.V1	BNP	62.50%	Pay	11/18/2020	USD	(27,605,000)	27,605,000	(64,872)	(64,872)	—

Total Calls								$(75,027)	$(114,561)	$39,534

Written swaption contracts:
Puts
CDX.NA.IG.35.V1	GSC	55.00%	Pay	11/18/2020	USD	(27,605,000)	27,605,000	$(170,462)	$(66,252)	$(104,210)
CDX.NA.IG.35.V1	BNP	62.50%	Pay	11/18/2020	USD	(27,605,000)	27,605,000	(88,336)	(88,336)	—

Total Puts								$(258,798)	$(154,588)	$(104,210)

Total written OTC swaption contracts								$(333,825)	$(269,149)	$(64,676)

Futures Contracts Outstanding at October 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	10	12/15/2020	$1,049,963	$14,185
U.S. Treasury 2-Year Note Future	9	12/31/2020	1,987,594	124
U.S. Treasury 5-Year Note Future	298	12/31/2020	37,429,266	(53,931)
U.S. Treasury 10-Year Note Future	280	12/21/2020	38,701,250	(274,350)

Total				$(313,972)

Short position contracts:
Euro BUXL 30-Year Bond Future	3	12/08/2020	$799,413	$(31,897)
Euro-BUND Future	63	12/08/2020	12,926,859	(67,510)
Euro-OAT Future	21	12/08/2020	4,161,204	(54,083)
U.S. Treasury 10-Year Ultra Future	203	12/21/2020	31,928,094	379,538
U.S. Treasury Long Bond Future	188	12/21/2020	32,424,125	615,750
U.S. Treasury Ultra Bond Future	5	12/21/2020	1,075,000	41,967

Total				$883,765

Total futures contracts				$569,793

	OTC Credit Default Swap Contracts Outstanding at October 31, 2020

Reference Entity	Counter- party		Notional Amount(a)	(Pay)/Receive Fixed Rate		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.12	GSC	USD	2,020,000	(0.50%	)	08/17/2061	Monthly	$—	$(7,226)	$727	$7,953
CMBX.NA.AAA.12	GSC	USD	930,000	(0.50%	)	08/17/2061	Monthly	2,212	—	335	(1,877)
CMBX.NA.AAA.12	GSC	USD	3,710,000	(0.50%	)	08/17/2061	Monthly	67,293	—	1,386	(65,907)

Total								$69,505	$(7,226)	$2,448	$(59,831)

Sell protection:
CMBX.NA.BB.8	GSC	USD	1,360,000	5.00%		10/17/2057	Monthly	$—	$(242,977)	$(682,131)	$(439,154)

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

	OTC Credit Default Swap Contracts Outstanding at October 31, 2020

Reference Entity	Counter- party		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	MLI	USD	1,035,000	3.00%	05/11/2063	Monthly	$—	$(63,475)	$(334,869)	$(271,394)
CMBX.NA.BBB-.6	DEUT	USD	175,000	3.00%	05/11/2063	Monthly	—	(24,027)	(56,620)	(32,593)
CMBX.NA.BBB-.6	MSC	USD	2,775,000	3.00%	05/11/2063	Monthly	—	(367,278)	(898,069)	(530,791)

Total							$—	$(697,757)	$(1,971,689)	$(1,273,932)

Total OTC credit default swap contracts							$69,505	$(704,983)	$(1,969,241)	$(1,333,763)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2020

Reference Entity		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.35.V1	USD	900,000	(5.00%)	12/20/2025	Quarterly	$(38,050)	$(36,034)	$2,016
CDX.NA.IG.35.V1	USD	2,580,000	(1.00%)	12/20/2025	Quarterly	(57,399)	(47,259)	10,140

Total						$(95,449)	$(83,293)	$12,156

Credit default swaps on indices:
Sell protection:
CDX.EM.34.V1	USD	28,115,000	1.00%	12/20/2025	Quarterly	$(1,810,253)	$(1,546,731)	$263,522

Total centrally cleared credit default swap contracts						$(1,905,702)	$(1,630,024)	$275,678

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.27% Fixed	USD	3,475,000	10/08/2023	Semi-Annual	$—	$(717)	$649	$1,366
3 Mo. USD LIBOR	0.57% Fixed	USD	1,075,000	10/08/2027	Semi-Annual	—	(1,152)	4,435	5,587

Total centrally cleared interest rate swap contracts						$—	$(1,869)	$5,084	$6,953

Foreign Currency Contracts Outstanding at October 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	(Depreciation)
6,000	EUR	6,994	USD	HSBC	12/16/2020	$3	$—
31,000	EUR	36,179	USD	SSG	12/16/2020	—	(27)
72,000	GBP	92,946	USD	SSG	12/16/2020	185	—
40,000	GBP	51,579	USD	BNP	12/16/2020	160	—
150,870	USD	200,000	CAD	GSC	11/19/2020	862	—
742,423	USD	985,000	CAD	HSBC	11/25/2020	3,620	—
184,378	USD	245,000	CAD	CBK	11/25/2020	614	—
76,071	USD	100,000	CAD	MSC	11/27/2020	1,065	—
78,343	USD	70,000	EUR	MSC	11/27/2020	—	(3,245)
2,419,523	USD	2,042,000	EUR	CBK	11/30/2020	39,328	—
4,827,312	USD	4,078,000	EUR	HSBC	12/16/2020	71,590	—
217,347	USD	183,000	EUR	SCB	12/16/2020	3,934	—
224,723	USD	171,000	GBP	JPM	12/16/2020	3,537	—
662,939	USD	13,455,000	MXN	GSC	06/10/2021	$46,491	$—
Total Foreign Currency Contracts						$171,389	$(3,272)

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$112,955,548	$—	$112,955,548	$—
Corporate Bonds	262,163,154	—	262,163,154	—
Foreign Government Obligations	16,161,139	—	16,161,139	—
Municipal Bonds	15,849,754	—	15,849,754	—
Senior Floating Rate Interests	32,054,163	—	32,054,163	—
U.S. Government Agencies	312,413,933	—	312,413,933	—
U.S. Government Securities	163,193,957	—	163,193,957	—
Common Stocks
Energy	7,411	—	—	7,411
Short-Term Investments	56,756,542	1,220,600	55,535,942	—
Purchased Options	140,207	—	140,207	—
Foreign Currency Contracts(2)	171,389	—	171,389	—
Futures Contracts(2)	1,051,564	1,051,564	—	—
Swaps - Credit Default(2)	283,631	—	283,631	—
Swaps - Interest Rate(2)	6,953	—	6,953	—

Total	$973,209,345	$2,272,164	$970,929,770	$7,411

Liabilities
Foreign Currency Contracts(2)	$(3,272)	$—	$(3,272)	$—
Futures Contracts(2)	(481,771)	(481,771)	—	—
Swaps - Credit Default(2)	(1,341,716)	—	(1,341,716)	—
Written Options	(333,825)	—	(333,825)	—

Total	$(2,160,584)	$(481,771)	$(1,678,813)	$—

(1) For the period ended October 31, 2020, investments valued at $ 8,444 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended October 31, 2020 is not presented.

Hartford Funds Exchange-Traded Trust (the “Trust”)

Notes to the Schedules of Investments

October 31, 2020 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term Obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Annual Report.

2. Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of the Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of October 31, 2020.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Core Bond ETF	$—	$—	$—
Hartford Municipal Opportunities ETF	—	—	—
Hartford Schroders Tax-Aware Bond ETF	—	—	—
Hartford Short Duration ETF	201,786	(201,786)	—
Hartford Total Return Bond ETF	1,236,302	(1,236,302)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.

(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral

Hartford Core Bond ETF	$—	$ —

Hartford Municipal Opportunities ETF	—	—

Hartford Schroders Tax-Aware Bond ETF	—	—

Hartford Short Duration ETF	209,000	—

Hartford Total Return Bond ETF	1,284,843	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

Hartford Short Duration ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$209,000	$—	$—	$—	$209,000

Total Borrowings	$209,000	$—	$—	$—	$209,000

Gross amount of recognized liabilities for securities lending transactions					$209,000

Hartford Total Return Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$234,886	$—	$—	$—	$234,886
Municipal Bonds	1,049,957	—	—	—	1,049,957

Total Borrowings	$1,284,843	$—	$—	$—	$1,284,843

Gross amount of recognized liabilities for securities lending transactions					$1,284,843

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.